As filed with the Securities and Exchange Commission on September 30, 1998
                                                      Registration Nos. 33-25716
                                                                        811-5697
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC  20549
                            ---------------------
                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
     ---

      X  Post Effective Amendment No. 16
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT TO COMPANY ACT OF 1940

      X  Amendment No. 18
                            THE CHAPMAN FUNDS, INC.
                            -----------------------
               (Exact Name of Registrant as Specified in Charter)

                       401 East Pratt Street, 28th Floor
                           Baltimore, Maryland  21202
                           --------------------------
                    (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:  (800) 752-1013 copy to:
     Nathan A. Chapman, Jr., President         Elizabeth R. Hughes, Esq.
     The Chapman Funds, Inc.                   Venable, Baetjer and Howard, LLP
     401 East Pratt Street, 28th Floor         Two Hopkins Plaza, Suite 1800
     Baltimore, Maryland  21202                Baltimore, Maryland 21201
     --------------------------                -------------------------
     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box):

     [  ]   immediately upon filing pursuant to paragraph (b)

     [  ]   on [date] pursuant to paragraph (b)

     [  ]   60 days after filing pursuant to paragraph (a) (1)

     [  ]   on [date] pursuant to paragraph (a) (1)

     [x]    75 days after filing pursuant to paragraph (a) (2)

     [  ]   on [date] pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

[  ]   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has previously registered an indefinite number of securities under the Securities Act of 1933, as amended, pursuant to Section (a) (1) of Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's Rule 24f-2 Notice for the fiscal year ended October 31, 1997 was filed with Securities and Exchange Commission on January 27, 1998.

                            THE CHAPMAN FUNDS, INC.

                      Registration Statement on Form N-1A

                             CROSS REFERENCE SHEET
                            Pursuant to Rule 495(a)
                        under the Securities Act of 1933



 N-1A Item                                                                        Location
    No.

 Part A                                                                       Prospectus Caption
                                          Chapman US Treasury Money     Institutional Shares; DEM      Investor Shares;
                                          Fund; Chapman Institutional   Equity Fund,                   DEM Equity Fund,
                                          Cash Management Fund          DEM Index Fund, DEM Fixed      DEM Index Fund, DEM Fixed
                                                                        Income Fund, DEM Multi-        Income Fund, DEM Multi-
                                                                        Manager Equity Fund            Manager Equity Fund

 Item 1.        Cover Page                Cover Page                    Cover Page                     Cover Page

 Item 2.        Synopsis                  Fund Expenses                 Fund Expenses                  Fund Expenses

 Item 3.        Condensed Financial       Financial Highlights          Financial Highlights           Financial Highlights
                Information

 Item 4.        General Description of    Investment Program; Other     Investment Program; Other      Investment Program; Other
                Registrant                Information- Capital Stock    Information- Capital Stock     Information- Capital Stock

 Item 5.        Management of the Fund    Management; Other             Management; Other              Management; Other
                                          Information - Transfer        Information - Transfer         Information - Transfer
                                          Agent; Dividends and Taxes    Agent; Dividends; Taxes        Agent; Dividends; Taxes

 Item 6.        Capital Stock and Other   Other Information - Capital   Other Information -            Other Information -
                Securities                Stock                         Capital Stock                  Capital Stock

 Item 7.        Purchase of Securities    Management; Net Asset Value;  Management; Net Asset Value;   Management; Net Asset Value;
                Being Offered             Purchase of Shares;           Purchase of Shares;            Purchase of Shares;
                                          Exchanges; Redemption of      Redemption of Shares           Redemption of Shares
                                          Shares

 Item 8.        Redemption or Repurchase  Purchase of Shares;           Purchase of Shares;            Purchase of Shares;
                                          Exchanges; Redemption of      Redemption of Shares           Redemption of Shares
                                          Shares

 Item 9.        Pending Legal             Not Applicable                Not Applicable                 Not Applicable
                Proceedings


 N-1A Item                                                                        Location
    No.

 Part B                                                          Statement of Additional Information Caption

                                          Chapman US Treasury Money                          DEM Equity Fund;
                                          Fund; Chapman Institutional
                                          Cash Management Fund           DEM Index Fund; DEM Fixed Income Fund, DEM Multi-Manager
                                                                                                Equity Fund

 Item 10.       Cover Page                Cover Page                                            Cover Page

 Item 11.       Table of Contents         Table of Contents                                  Table of Contents

 Item 12.       General Information and   Not Applicable                                      Not Applicable
                History

 Item 13.       Investment Objectives     Investment Program                                Investment Program
                and Policies

 Item 14.       Management of the         Management                                            Management
                Registrant

 Item 15.       Control Persons and       Capital Stock; Principal        Capital Stock; Control Persons and Principal Holders of
                Principal Holders of      Holders of Securities                                 Securities
                Securities

 Item 16.       Investment Advisory and   Management; Experts                               Management; Experts
                Other Services

 Item 17.       Brokerage Allocation      Portfolio Transactions                          Portfolio Transactions

 Item 18.       Capital Stock and Other   Capital Stock                                        Capital Stock
                Securities

 Item 19.       Purchase, Redemption and  Purchase of Shares;            Purchase of Shares; Exchanges; Redemption of Shares; Net
                Pricing of Securities     Exchanges; Redemption of                              Asset Value
                Being Offered             Shares; Net Asset Value

 Item 20.       Tax Status                Dividends and Taxes                                      Taxes

 Item 21.       Underwriters              Management                                            Management

 Item 22.       Calculation of            Yield                                                    Yield
                Performance Data

 Item 23.       Financial Statements      Financial Statements                             Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                             SUBJECT TO COMPLETION
               Preliminary Prospectus dated:  September 30, 1998
                                    , 1998

                         DEM MULTI-MANAGER EQUITY FUND
                                INVESTOR SHARES

       The DEM Multi-Manager Equity Fund (the "Fund") is a series of The Chapman Funds, Inc. (the "Company"), an open-end, management investment company known as a series fund (the Fund and each other series of the Company are herein referred to as a "Series"). The Fund is a non-diversified portfolio that seeks aggressive long-term growth through capital appreciation by investment in companies deemed to possess strong growth characteristics. Such companies are identified through the Company's domestic emerging markets multi-manager ("DEM Multi-Manager") strategy. Under the DEM Multi-Manager strategy, the assets of the Fund are managed by multiple sub-advisors selected by the Fund's investment advisor, Chapman Capital Management, Inc. (the "Investment Advisor"). Such sub-advisors must meet the domestic emerging markets profile which includes only those companies that are controlled by African Americans, Asian Americans, Hispanic Americans or women that are located in the United States and its territories (the "DEM Profile"). Both capital appreciation and income will be considered in the selection of investments, but primary emphasis will be on capital appreciation. BECAUSE OF THE NATURE OF THE FUND'S INVESTMENTS AND CERTAIN STRATEGIES IT MAY USE, AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS AND MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

       The Fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are offered by this Prospectus directly from the Fund's distributor, The Chapman Co. (herein sometimes referred to as the "Distributor"). Investor Shares are subject to a 12b-1 fee of up to .75% of average daily net assets, currently set at .50% of average daily net assets, and a front-end load of up to 4 3/4% of the offering price. The minimum initial investment in Investor Shares is $25 and the minimum subsequent investment is $25.

       This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information dated the same date as this Prospectus and containing additional information about the Fund has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference in its entirety into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling The Chapman Co. at (800) 752-1013.

                               TABLE OF CONTENTS
                               -----------------

                    Fund Expenses. . . . . . . . . . . 2
                    Investment Objectives. . . . . . . 3
                    Risk Factors . . . . . . . . . . . 8
                    Management . . . . . . . . . . . .11
                    Purchase of Shares . . . . . . . .18
                    Redemption of Shares . . . . . . .22
                    Net Asset Value. . . . . . . . . .25
                    Dividends. . . . . . . . . . . . .26
                    Taxes. . . . . . . . . . . . . . .26
                    Other Information. . . . . . . . .28


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Domestic Emerging Markets-Registered Trademark- is a registered trademark and DEM-TM-, DEM Profile-TM-, DEM Universe-TM-, DEM Company-TM- and DEM
Index-TM- are trademarks of Nathan A. Chapman, Jr.

               A DOMESTIC EMERGING MARKETS INVESTMENT OPPORTUNITY

THIS REGISTRATION STATEMENT AND THE INFORMATION CONTAINED HEREIN ARE SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY AN OFFER TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. UNDER NO CIRCUMSTANCES SHALL THIS REGISTRATION STATEMENT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY JURISDICTION IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH JURISDICTION.

                               FUND EXPENSES

     The following table lists the costs and expenses an investor will incur either directly or indirectly as a stockholder of the Fund based on an estimate of the Fund's operating expenses for the current fiscal year:


                                                             DEM MULTI-MANAGER
 STOCKHOLDER TRANSACTION EXPENSES                               EQUITY FUND
                                                              INVESTOR SHARES
      Maximum Sales Load Imposed on Purchases
      (as a percentage of offering price)                         4.75%


      Maximum Deferred Sales Load                                  -0-%


      Maximum Sales Load Imposed on Reinvested Dividends and
      other Distributions                                          -0-%


      Redemption Fee
      (as a percentage of amount redeemed)                         -0-%



 ANNUAL EXPENSES (as a percentage of net assets) (1)
      Management Fees                                             1.25%
      12b-1 Fees (after Investor Share fee                        0.50%
      waiver) (2)
      Other Expenses (3)                                          1.14%
      Total Fund Operating Expenses (4)                           2.89%
      (estimated)

______________________

(1)  See "MANAGEMENT."

(2) The Distributor receives a fee for stockholder servicing and distribution services at an annual rate of up to a total of .75% (up to .25% service fee and .50% distribution fee) of the average daily net assets of the Fund attributable to Investor Shares. The Distributor has voluntarily limited such fee during the first fiscal year of the Fund to an aggregate of .50% (.25% service fee and .25% distribution fee) of average daily net assets; however, there can be no assurance that the Distributor will continue to voluntarily limit the amount of such fee in the future.

(3) Based upon estimated amounts of expenses for the Fund's current fiscal year.

(4) Estimated Total Fund Operating Expenses allocated to the Investor Shares are currently $28,862 net of the fee amount expected to be waived pursuant to the Distributor's voluntary fee limitation.

     In the absence of the Distributor's voluntary fee limitation, estimated Total Fund Operating Expenses allocated to the Investor Shares would currently be $31,362 or 3.14% of net assets.

     The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in the Fund. These amounts are based upon payment by the Fund of operating expenses (excluding offering expenses) at the levels set forth in the table above.

          EXAMPLE
          -------

     An investor would pay the following expenses on a $1,000 investment assuming a 5% annual return, reinvestment of all dividends and distributions at net asset value and redemption at the end of the period:

                       Investor Shares
1 Year                       $75

3 Years                      $133

     The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. "Other Expenses" are based on estimated amounts for the current fiscal year. Long-term investors in the Fund could pay more in 12b-1 fees than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. (the "NASD") THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE FUND AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Moreover, while the examples assume a 5% annual return, the Fund's performance will vary and may result in a return greater or less than 5%. For a further description of the various costs and expenses incurred in the Fund's operation, see "MANAGEMENT."

                             INVESTMENT OBJECTIVES

GENERAL

     The Fund seeks aggressive long-term growth through capital appreciation by investment in companies deemed to possess strong growth characteristics. Such companies are identified through the Company's domestic emerging markets multi-manager ("DEM Multi-Manager") strategy. Under the DEM Multi-Manager strategy, the assets of the Fund are managed by multiple sub-advisors recommended by the Investment Advisor and approved by the Board of Directors. Such sub-advisors must meet the domestic emerging markets profile which includes only those companies that are controlled by African Americans, Asian Americans, Hispanic Americans or women that are located in the United States and its territories (the "DEM Profile"). Although the Fund's sub-advisors must meet the DEM Profile, the sub-advisors will not consider the DEM Profile in making investment decisions for the Fund's portfolio. Accordingly, the Investment Advisor does not expect companies that meet the DEM Profile to constitute a large percentage of the Fund's portfolio. Both capital appreciation and income are considered in choosing specific investments, but the primary emphasis is on capital appreciation. The Fund retains maximum flexibility as to the types of investments it may make and is permitted to invest in portfolio companies with large and small market capitalizations. Some of these investments may involve the purchase of securities directly from portfolio companies in initial or other public offerings of their securities. See "RISK FACTORS--Investment in Small Companies."

     The Investment Advisor will track the performance of each of the Fund's sub-advisors and will have the discretion to allocate assets among the Fund's sub-advisors, identify and recommend new sub-advisors to the Board of Directors and terminate existing sub-advisory relationships. Each sub-advisor uses its own investment strategies to achieve the Fund's investment objectives in accordance with the Fund's investment restrictions.

     The primary objective of the DEM Multi-Manager strategy is to reduce portfolio volatility through multiple investment approaches, a strategy used by many institutional investors. For example, a particular investment approach may be successful in a bear (falling) market, while a different approach may be more successful in a bull (rising) market. The use of multiple investment approaches consistent with the Fund's investment objective and policies is designed to mitigate the impact of a single sub-advisor's performance in the market cycle during which such sub-advisor's approach is less successful. Although there may be some overlap of investment styles, each sub-advisor will pursue its approach independently of the other sub-advisors. Because the Fund's sub-advisors will act independently, the performance of one or more other sub-advisors is expected to dampen the impact of any other sub-advisor's relatively adverse results. Conversely, the successful results of a sub-advisor will be dampened by less successful results of the other sub-advisors. There can be no assurance that the expected advantages of the DEM Multi-Manager strategy will be realized.

     To achieve the Fund's investment objectives, the sub-advisors invest in a wide variety of types of portfolio companies and seek to identify those companies that are positioned for growth. Among other factors, the sub-advisors consider a company's above average earnings growth, high potential profit margins, innovative products, high quality management, and competitive advantage in making investment decisions.

     Under normal circumstances, at least 65% of the value of the Fund's total assets will be invested in equity securities; however, the Fund retains the flexibility to respond promptly to changes in market conditions. Accordingly, during periods when the sub-advisors believe a temporary defensive posture in the market is warranted, the Fund has reserved the right to invest a significant proportion or all of its assets in cash (U.S. dollars) and/or invest any portion or all of its assets in high quality short-term debt securities and money market instruments. The decision to adopt a temporary defensive posture may be affected by such factors as market conditions generally, the sub-advisors' views on the direction of movement of the stock prices of specific targeted portfolio companies and other related factors. It is impossible to predict when or for how long the Fund will employ defensive strategies, and to the extent it is so invested, the Fund may not achieve its investment objectives. The Fund will also invest in the instruments described above pending investment of the net proceeds of sales of its shares.

     The Fund invests in portfolio companies with large, mid, small and micro market capitalizations. Most of the Fund's investments are in marketable common stocks or marketable securities convertible into common stock traded on an exchange or in the over-the-counter markets. To the extent the Fund invests in companies with smaller market capitalizations, the securities of such companies may be traded in such over-the-counter markets as the OTC Bulletin Board-SM- and the Pink Sheets-SM-. See "RISK FACTORS--Investment in Small Companies."

     The Fund's investment objectives and policies, other than those specified in the Statement of Additional Information under "INVESTMENT PROGRAM--Fundamental Policies," may be changed by the Board of Directors without the approval of stockholders.

OPTIONS ON SECURITIES AND SECURITIES INDEXES

     The Fund may purchase call options on securities that a sub-advisor intends to include in the Fund in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. The Fund may purchase put options to hedge against a decline in the market value of securities held in the Fund or in an attempt to enhance return. The Fund may write (sell) put and covered call options on securities in which it is authorized to invest. The Fund may also purchase put and call options, and write put and covered call options, on U.S. securities or indexes. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security.

ILLIQUID SECURITIES/PRIVATE FUNDS

     The Fund may not invest more than 15% of its net assets in securities that are considered illiquid, including securities that are illiquid by virtue of the absence of a readily available market and securities that are restricted securities as defined in Rule 144 under the Securities Act ("Illiquid Securities"). Illiquid Securities include securities which have not been registered under the Securities Act, sometimes referred to as private placements, and are purchased directly from the issuer or in the secondary market. The

Fund will seek to invest in the securities of private companies that a sub-advisor believes have the potential for above average capital appreciation in anticipation of their initial public offering. To the extent that the Fund is permitted to invest in Illiquid Securities, the Fund may be deemed to act as an underwriter to portfolio companies. See "RISK FACTORS -- Non-Publicly Traded Securities" and "INVESTMENT PROGRAM -- Non-Publicly Traded and Illiquid Securities" in the Statement of Additional Information.

     As an alternative to direct investments in Illiquid Securities, the Fund may invest up to 10% of its assets in private venture capital funds including United States private limited partnerships or other investment funds ("Private Funds") that themselves invest in Illiquid Securities. Investments in Private Funds may offer the Fund's individual investors a unique opportunity to participate in investment opportunities typically available only to large institutions and accredited investors. Although the Fund's investments in Private Funds are limited to a maximum of 10% of the Fund's assets, these investments are highly speculative and volatile and may produce gains or losses in this portion of the Fund that exceed those of the Fund's other holdings and of more mature companies generally. In addition, Fund stockholders will remain subject to the Fund's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Fund to dispose of interests in Private Funds is very limited and will involve the risks described under "RISK FACTORS--Non-Publicly Traded Securities" and "INVESTMENT PROGRAM--Non-Publicly Traded and Illiquid Securities" in the Statement of Additional Information.

     The Fund's investment in Private Funds will be limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one Private Fund,
(ii) 5% of the Fund's total assets with respect to any one Private Fund and,
(iii) 10% of the Fund's total assets in the aggregate. In valuing the Fund's holdings of interests in Private Funds, the Fund may rely on the most recent reports provided by the Private Funds themselves prior to calculation of the Fund's net asset value. These reports, which are provided on an infrequent basis, often depend on the subjective valuations of the managers of the Private Funds and, in addition, would not generally reflect positive or negative subsequent developments affecting companies held by the Private Fund. See "NET ASSET VALUE." The securities of Private Funds will typically themselves be classified as Illiquid Securities by the Board of Directors. Accordingly, the Fund's total investment in Illiquid Securities, including Private Funds, is limited to 15% of the Fund's assets with no more than 10% of the Fund's assets invested in Private Funds.

SECURITIES LENDING/REPURCHASE AGREEMENTS

     The Fund may, but is not required to, utilize various investment techniques for hedging, risk management and other investment purposes. These investment techniques may include, but are not limited to, lending of portfolio securities and entering into repurchase agreements. Up to 20% of the Fund's assets may be invested pursuant to such techniques for hedging and risk management purposes or when, in the opinion of a sub-advisor, such techniques can be expected to yield a higher return than other investment options.

     A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to that bank or dealer at an agreed upon price, date and market rate of interest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Fund in connection with bankruptcy proceedings), it is the Fund's policy to limit repurchase transactions to primary dealers in U.S. Government obligations and to banks whose creditworthiness has been reviewed and found satisfactory by the Investment Advisor.

     To the extent that the Fund seeks to increase its income by lending portfolio securities, such securities loans will be secured by collateral in cash, cash equivalents, U.S. government securities, or such other collateral as may be permitted under the Fund's investment program and by regulatory agencies.

BORROWING

     The Fund may not issue senior securities, borrow money or pledge its assets, except that it may borrow from banks in amounts aggregating not more than 33 1/3% of the value of its total assets (calculated when the loan is made) to take advantage of investment opportunities and may pledge up to 33 1/3% of the value of its total assets to secure such borrowings. The Fund is also authorized to borrow an additional 5% of its total assets without regard to the foregoing limitations for temporary purposes such as clearance of portfolio transactions and share redemptions.

PORTFOLIO TURNOVER

     As a result of the Fund's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds. For example, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold. To the extent that its portfolio is traded for the short-term, the Fund will be engaged essentially in trading activities based on short-term considerations affecting the value of an issuer's stock instead of long-term investments. Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. See "TAXES" and "PORTFOLIO TRANSACTIONS," "TAXATION" and "INVESTMENT PROGRAM--Portfolio Turnover" in the Statement of Additional Information.

OTHER INFORMATION

     Other than with respect to those investment objectives and policies specified in the Statement of Additional Information under "INVESTMENT PROGRAM -- Fundamental Policies," the Board of Directors may change the Fund's investment objectives and policies without the approval of the Fund's stockholders.

                                 RISK FACTORS

     INVESTORS SHOULD CONSIDER THE FOLLOWING RISK FACTORS ASSOCIATED WITH AN INVESTMENT IN THE FUND. AN INVESTMENT IN THE FUND'S SHARES DOES NOT CONSTITUTE A COMPLETE INVESTMENT PROGRAM SINCE IT INVOLVES THE GREATER MARKET RISKS INHERENT IN SEEKING HIGHER RETURNS AND IS NOT RECOMMENDED FOR SHORT-TERM OR RISK AVERSE INVESTORS.

GROWTH-ORIENTED INVESTING

     Because the Fund will be invested in growth-oriented companies, the volatility of the Fund may be higher than that of the U.S. equity market as a whole. Generally, companies with high relative rates of growth tend to reinvest more of their profits in the company and pay out less to stockholders in the form of current dividends. As a result, growth investors tend to receive most of their return in the form of capital appreciation. This tends to make growth company securities more volatile than the market as a whole. In addition, there can be no assurance that growth within a particular company will continue to occur.

INVESTMENT IN SMALL COMPANIES

     At times, the Fund may invest in securities of small capitalization companies. Small capitalization companies may be more vulnerable than larger companies to adverse business or economic developments. Small capitalization companies may also have limited product lines, markets or financial resources, and may be dependent on relatively small management groups. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies. In addition, small capitalization companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

     The Fund may invest up to 15% of its net assets in Illiquid Securities, which term includes securities that are illiquid by virtue of the absence of a readily available market and securities that are restricted securities as defined in Rule 144 under the Securities Act. Illiquid Securities include securities which have not been registered under the Securities Act, sometimes referred to as private placements, and are purchased directly from the issuer or in the secondary market. Illiquid Securities may involve a high degree of business and financial risk and may result in substantial losses. These securities are less liquid than publicly traded securities, and the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. The Fund's investment in Illiquid Securities is subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, for example to cover net redemptions, the value of the Fund's net assets could be adversely affected. See "INVESTMENT PROGRAM--Non-Publicly Traded and Illiquid Securities" in the Statement of Additional Information.

OPTIONS

     The use of options involves certain investment risks and transaction costs. These risks include: dependence on the sub-advisors' ability to predict movements in the prices of individual securities, fluctuations in the securities markets in general and movements in interest rates; imperfect correlation between movements in the price of options and movements in the price of the security or securities hedged or used for cover; the fact that skills and techniques needed to trade options are different from those needed to select securities in which the Fund invests; and lack of assurance that a liquid secondary market will exist for any particular option at any particular time.

NON-DIVERSIFIED STATUS

     The Fund is classified as non-diversified under the 1940 Act, which means that the Fund is not limited by that Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the Fund intends to comply with the diversification requirements imposed by the U.S. Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. See "TAXATION" in the Fund's Statement of Additional Information. As a non-diversified portfolio, the Fund may invest a greater proportion of its assets in the obligations of a smaller number of issuers and, as a result, may be subject to greater risk with respect to its portfolio securities.

POTENTIAL CONFLICT OF INTEREST

     The Fund may utilize the Distributor, The Chapman Co., a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the NASD, and broker-dealer affiliates of sub-advisors of the Fund in connection with the purchase or sale of portfolio securities in certain circumstances. The Investment Advisor is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc. Mr. Nathan A. Chapman, Jr., the President and Chairman of the Board of Directors of the Company, is also the President and Chairman of the Board of Directors of the Investment Advisor and Chapman Capital Management Holdings, Inc. The Distributor is a wholly-owned subsidiary of Chapman Holdings, Inc. Mr. Nathan A. Chapman, Jr. is also the President and Chairman of the Board of Directors of the Distributor and Chapman Holdings, Inc. See "MANAGEMENT--Investment Advisor" below and "MANAGEMENT" in the Fund's Statement of Additional Information. Mr. Chapman owns approximately 92% of the outstanding voting securities of Chapman Capital Management Holdings, Inc. and approximately 62% of the outstanding voting securities of Chapman Holdings, Inc. Accordingly, these relationships represent a potential conflict of interest with respect to commissions and other fees on brokerage transactions conducted on the Fund's behalf by the Distributor. Similar potential conflicts of interest may arise with respect to the use of affiliates of sub-advisors for the purchase or sale of portfolio securities. The Board of Directors has adopted procedures in compliance with the 1940 Act to address such potential conflicts. Furthermore, at least 40% of the members of the Company's Board of Directors must be disinterested under the 1940 Act. See "MANAGEMENT" and "PORTFOLIO TRANSACTIONS" in the Fund's Statement of Additional Information.

USE OF LEVERAGE

     The use of borrowings by the Fund to carry out its investment objectives may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the Fund borrows or otherwise uses leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid by the Fund will cause the net asset value of the Fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the Fund, the net asset value of the Fund's shares will decrease faster than would otherwise be the case. To reduce these risks, the Fund will limit its borrowings to 33 1/3% of the value of its total assets. If the Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings.

THE YEAR 2000 PROBLEM

     Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its Investment Advisor and other service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Company is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Fund's major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

                                     MANAGEMENT

BOARD OF DIRECTORS

     The Fund is managed under the supervision of the Company's Board of Directors. All of the Directors are members of minority groups. The Board of Directors approves all significant agreements between the Fund and other Series of the Company and between the Fund and persons who furnish services to the Fund, including the Fund's agreements with the Investment Advisor, the sub-advisors and the Distributor. The Board of Directors delegates to the Company's officers and the Investment Advisor responsibility for day-to-day operation of the Fund. All of the officers of the Company are directors, officers or employees of the Investment Advisor and/or the Distributor.

THE INVESTMENT ADVISOR

     The Investment Advisor, Chapman Capital Management, Inc., has been retained under an investment advisory and administrative services agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund in accordance with the Fund's investment objectives, policies, and restrictions and under the supervision and control of the Company's Board of Directors. The Investment Advisor was established in 1988 and is located at the World Trade Center - Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202. The Investment Advisor is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc. Nathan A. Chapman, Jr., who is the controlling stockholder, President and Chairman of the Board of Directors of Chapman Capital Management Holdings, Inc., is President and Chairman of the Board of Directors of the Company and the Investment Advisor.

     The Investment Advisor has overall responsibility for assets under management, provides overall investment strategies and programs for the Fund, recommends new sub-advisors to the Board of Directors, allocates assets among existing sub-advisors, monitors and evaluates the performance of existing sub-advisors and manages short-term investments for the Fund. The Investment Advisor receives from the Fund an advisory fee at an annual rate of 1.25% of the value of the Fund's average weekly net assets during the preceding month payable monthly in arrears and an administration fee of .15 of 1% of the Fund's average weekly net assets during the preceding month payable monthly in arrears.

     The Investment Advisor has served as the investment advisor to a money market Series of the Company since 1988, an equity Series of the Company since 1997 and a closed-end non-diversified investment company that invests in corporate equity and debt securities since 1995. In addition, the Investment Advisor serves as portfolio manager to private accounts. As of August 31, 1998, the Investment Advisor had approximately $452 million in assets under management.

     Nathan A. Chapman, Jr. who has been the President and Chief Executive Officer of the Investment Advisor since 1988, is primarily responsible for supervision of the performance of the sub-advisors and the Fund's assets.
Mr. Chapman is and has been the President and Chairman of the Board of Directors of the Company since its organization in 1988. Mr. Chapman also is and has been President and Chairman of the Board of Directors of DEM, Inc. since its inception in 1995. Mr. Chapman founded the Distributor in 1987 and has been its President and Chairman of the Board since its inception. The Distributor is a full-service brokerage and investment banking firm. As Mr. Chapman is the chief executive officer of a brokerage and investment banking firm, he does not devote his full time to the management of the Fund's portfolio.

THE SUB-ADVISORS

     Under the DEM Multi-Manager strategy, the assets of the Fund are managed by multiple sub-advisors selected by the Investment Advisor. These sub-advisors enter into individual sub-advisory agreements with the Fund. Each sub-advisor makes specific portfolio investments for that segment of the assets of the Fund under its management in accordance with the Fund's investment objectives and policies and the sub-advisor's investment approach and strategies. A sub-advisor may direct Fund transactions to the Company's Distributor, The Chapman Co. or a broker that is an affiliate of such sub-advisor.

     All sub-advisors recommended by the Investment Advisor and approved by the Board of Directors must meet the DEM Profile. In determining whether a specific investment advisor is "controlled" by African Americans, Asian Americans, Hispanic Americans or women and therefore meets that DEM Profile, the Investment Advisor will apply the following criteria: at least 10% of the investment advisor's outstanding voting securities must be beneficially owned by members of one or more of the listed groups and at least one of the investment advisor's top three executive officers (Chairman, Chief Executive Officer or President) must be a member of one or more of the listed groups.

     The Fund will seek to identify DEM Profile investment advisors through research by the Investment Advisor. Such research will include: requests to specific companies for details of their ownership and management; independent research for the details of ownership and management including personal visits and checks with government agencies for investment advisors that have registered as minority or women-owned business enterprises or are recognized as such by government agencies; review of business lists compiled by magazines and other publications which list DEM Profile companies; examination of investment advisors that generally market themselves as DEM Profile companies; and review of annual reports and other regulatory filings.

     After identifying investment advisors that fit the DEM Profile, the Investment Advisor applies additional criteria in the selection and retention of sub-advisors, including: (1) their historical performance records; (2) an investment approach that is distinct in relation to the approaches of each of the Fund's other sub-advisors; (3) consistent performance in the context of the markets and preservation of capital in declining markets; (4) organizational stability and reputation;
(5) the quality and depth of investment personnel; and (6) the ability of the sub-advisor to apply its approach consistently. The Fund's sub-advisors may not necessarily exhibit all of these criteria to the same degree.

     The Investment Advisor from its own management fee pays each sub-advisor a monthly management fee of .35 of 1% of the value of the Fund's average weekly net assets allocated to the sub-advisor during the preceding month payable monthly in arrears.

     The Board of Directors of the Company and the initial stockholder of the Fund have approved sub-advisory agreements between the Fund, the Investment Advisor and each of the investment advisors listed below to serve as sub-advisors of the Fund. The Investment Advisor will allocate the Fund's assets among these sub-advisors. In its discretion, the Investment Adviser may allocate as much as 100 percent or as little as 0 percent of the Fund's assets to any one sub-advisor.

     The Fund and the Investment Adviser are seeking an exemption from the SEC that will permit the Investment Adviser to retain additional sub-advisors, terminate existing sub-advisors, and materially amend the sub-advisory agreements without stockholder approval. Such exemption request has been approved by the Board of Directors of the Company and the Fund's sole stockholder. To the extent that the SEC grants the requested exemption, the Fund will send its stockholders a notice to this effect and will supplement its Prospectus and Statement of Additional Information with information about new sub-advisors and changes in sub-advisory agreements.
To the extent that the Fund receives the requested exemption, the Fund also anticipates that within ninety days of retaining a new sub-advisor or materially amending a sub-advisory agreement, it will give its stockholders written notice of such addition or material change.

     The current sub-advisors of the Fund are as follows:


BAY ISLE FINANCIAL CORPORATION          ASIAN AMERICAN
160 SANSOME STREET
SUITE 1700
SAN FRANCISCO, CA  94104

Bay Isle has approximately $378 million in assets under management and its overall objective is the identification of undervalued securities that will yield a superior total return. Bay Isle was founded in 1986 by its two principals, William Schaff (51% owner), Chief Investment Officer, and Gary Pollock (49% owner), President.

BOND, PROCOPE CAPITAL MANAGEMENT        AFRICAN AMERICAN
55 EAST 59TH STREET
19TH FLOOR

NEW YORK, NY  10022

Bond, Procope has approximately $531 million in assets under management and its overall objective is long-term capital appreciation with low current income and moderate volatility. The firm was founded in 1991 and is operated and majority owned by President and Chief Investment Officer Alan B. Bond.

CHARTER FINANCIAL GROUP, INC.           WOMAN
1401 I STREET, NW
WASHINGTON, DC  20005

Charter Financial has approximately $63 million in assets under management and focuses on earnings growth at a reasonable price. Prior to joining Charter Financial, its President, Susan Stewart, spent three years as a stockbroker and six years as a banking executive at Nationsbank and First Union National Bank.

CIC ASSET MANAGEMENT, INC.              HISPANIC AMERICAN
633 W. 5TH STREET SUITE 1180
LOS ANGELES, CA  90017

CIC Asset Management has approximately $342 million in assets under management and focuses on large capitalization value companies. CIC was founded in 1989 and its three principals, Elario Monteiro, Principal, Fernando Inzunza, Secretary, and Jorge Castro, President, have been with the firm since 1991, 1990 and 1989, respectively.

DIAZ-VERSON CAPITAL INVESTMENTS, INC.   HISPANIC AMERICAN
1200 BROOKSTONE CENTRE PARKWAY
SUITE 105
COLUMBUS, GA  31904

Diaz-Verson has approximately $188 million in assets under management and focuses on value companies. Diaz-Version was founded in 1991. Salvador Diaz-Version, Jr. is Chairman, President and 100% owner.

EVERGREEN CAPITAL MANAGEMENT, INC.      AFRICAN AMERICAN
10707 PACIFIC STREET, SUITE 201
OMAHA, NE  68114

EverGreen has approximately $100 million in assets under management and focuses on out-of-favor value companies. EverGreen was founded in 1989 by Michael L. Green, its President and 98% owner.

GLOBALT, INC.                           WOMEN
ONE BUCKHEAD PLAZA, SUITE 225
3060 PEACHTREE ROAD, NW

ATLANTA, GA  30305

Globalt has approximately $1.5 billion in assets under management and focuses on large capitalization growth stocks of U.S. companies which derive 20% to 100% of revenues or earnings from non-U.S. sources. Globalt is controlled by Angela Z. Allen, its President and largest stockholder.

THE KENWOOD GROUP, INC.                 AFRICAN AMERICAN
10 SOUTH LASALLE, SUITE 3610            WOMAN
CHICAGO, IL  60603

Kenwood has approximately $398 million in assets under management and focuses on mid-cap value companies. Kenwood was founded in 1989 and is 100% owned and controlled by Barbara L. Bowles its President and Chief Investment Officer.

UNION HERITAGE  CAPITAL  MANAGEMENT, INC.   AFRICAN AMERICAN
1642 FIRST NATIONAL BUILDING
DETROIT, MI  48226

Union Heritage has approximately $100 million in assets under management and focuses on large-cap value companies. Union Heritage was founded in 1992 and is 100% owned and controlled by Derek T. Batts, Derek B. Kenner and Eric L. Small.

VALENZUELA CAPITAL PARTNERS, LLC.       HISPANIC AMERICAN
1270 AVENUE OF THE AMERICAS
NEW YORK, NY 10020

Valenzuela has approximately $1.7 billion in assets under management and focuses on mid and small capitalization growth stocks. Valenzuela was founded in 1989 and its investment advisory operations are run by Thomas M. Valenzuela, President, Lisa L. Parisi, Senior Vice President and Donald M. Krueger, Managing Director.

WOODFORD GAYED MANAGEMENT, INC.         AFRICAN AMERICAN
400 MADISON AVENUE, SUITE 1401          WOMAN
NEW YORK, NY  10017

Woodford Gayed has approximately $818 million in assets under management and focuses on large cap growth companies. Woodford Gayed was founded in 1990 by Peggy Woodford Forbes (51% owner), its Chairman and Chief Investment Officer and Michael E.S. Gayed (49% owner), its President.

ZEVENBERGEN CAPITAL, INC.               WOMAN
601 UNION STREET, SUITE 2434
SEATTLE, WA  98101

Zevenbergen has approximately $750 million in assets under management and focuses on large cap growth companies. Zevenbergen was founded in 1987 by Nancy Zevenbergen, its President.

THE DISTRIBUTOR

     The Distributor, The Chapman Co., is a registered broker-dealer and a member of the NASD. The Distributor is located at the World Trade Center--Baltimore, 401 E. Pratt Street, 28th Floor, Baltimore, Maryland 21202. The Distributor is a wholly-owned subsidiary of Chapman Holdings, Inc. Nathan A. Chapman, Jr., who is the controlling stockholder, President and Chairman of the Board of Directors of Chapman Capital Management Holdings, Inc., is President and Chairman of the Board of Directors of the Company and the Distributor.

     The Distributor receives a fee for stockholder servicing and distribution services at an annual rate of up to a total of .75% (up to .25% service fee and .50% distribution fee) of the average daily net assets of the Fund attributable to the Investor Shares pursuant to a distribution plan (the "Distribution Plan") adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act. The Distributor has voluntarily limited such fee during the first fiscal year of the Fund to an aggregate of .50% (.25% service fee and .25% distribution fee) of average daily net assets; however, there can be no assurance that the Distributor will continue to voluntarily limit the amount of such fee in the future. Amounts paid to the Distributor under the Distribution Plan may be used by the Distributor to cover expenses that are primarily intended to result in, or that are primarily attributable to, (i) the sale of the shares of the Fund, (ii) ongoing servicing and/or maintenance of the accounts of the Fund's stockholders, and (iii) sub-transfer agency services, sub-accounting services or administrative services related to the sale of the shares of the Fund, all as set forth in the Distribution Plan. Payments under the Distribution Plan are not tied exclusively to the distribution expenses actually incurred by the Distributor and the payments may exceed distribution expenses actually incurred. The Board of Directors of the Company evaluates the appropriateness of the Distribution Plan on a continuing basis and in doing so considers all relevant factors, including expenses borne by the Distributor and amounts received under the Distribution Plan.

     The Distributor or its affiliates may, at their own expense, provide promotional incentives to parties who support the sale of shares of the Fund, consisting of securities dealers who have sold Fund shares or others, including banks and other financial institutions, under special arrangements.
 In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of Fund shares.

     Listed below are persons affiliated with both the Company and the Distributor.


-------------------------------------------------------------------------------
        Name and
    Principal Business                 With                     With
         Address                    Distributor                Company
-------------------------------------------------------------------------------
Nathan A. Chapman, Jr.       Chairman of the Board,   Chairman of the Board,
The Chapman Co.              Director and President   Director
401 East Pratt Street                                 and President
28th Floor
Baltimore, MD 21202
-------------------------------------------------------------------------------
Earl U. Bravo, Sr.           Senior Vice President,   Secretary and Assistant
The Chapman Co.              Secretary and Assistant  Treasurer
401 East Pratt Street        Treasurer
28th Floor
Baltimore, Maryland 21202
-------------------------------------------------------------------------------
M. Lynn Ballard              Controller, Treasurer    Treasurer and Assistant
The Chapman Co.              and Assistant Secretary  Secretary
401 East Pratt Street
28th Floor
Baltimore, Maryland 21202
-------------------------------------------------------------------------------

EXPENSES

     The Investment Advisor pays all expenses in connection with the performance of its advisory and administrative services and in connection with the advisory agreements with the sub-advisors. The Company bears all expenses incurred in its operations. Expenses attributable to the Company, but not to a particular Series, will be allocated to each Series on the basis of relative net assets. Similarly, expenses attributable to a particular Series, but not to a particular class, will be allocated to each class thereof on the basis of relative net assets. General Company expenses may include but are not limited to: insurance premiums; Director fees; expenses of maintaining the Company's legal existence; and fees of industry organizations. General Series expenses may include but are not limited to: audit fees; brokerage commissions; registration of the shares of a Series with the SEC and notification fees to the various state securities commissions; fees of the Series' Administrator, Custodian and Transfer Agent or other "service providers," costs of obtaining quotations of portfolio securities; and pricing of Series shares.

     Class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and any other costs relating to implementing or amending such plan (including obtaining stockholder approval of such plan or any amendment thereto), will be borne solely by stockholders of such class or classes. Other expense allocations which may differ among classes, or which are determined by the Board of Directors to be class-specific, may include but are not limited to: printing and postage expenses related to preparing and distributing required documents such as stockholder reports, prospectuses, and proxy statements to current stockholders of a specific class; SEC registration fees and state "blue sky" fees incurred by a specific class; litigation or other legal expenses relating to a specific class; Director fees or expenses incurred as a result of issues relating to a specific class; and different transfer agency fees attributable to a specific class.

     Notwithstanding the foregoing, the Investment Advisor or other service provider may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1940 Act.

BROKERAGE

     The Distributor and affiliates of the Fund's sub-advisors may effect brokerage transactions for the Fund in compliance with the requirements of the 1940 Act.

CUSTODIAN

     UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64141-6226, serves as custodian for the Fund's portfolio securities.

TRANSFER AND DIVIDEND PAYING AGENT AND ACCOUNTING AGENT

     First Data Investor Services Group, Inc., 3200 Horizon Drive, PO Box 61503, King of Prussia, Pennsylvania 19406, (800) 441-6580, serves as transfer and dividend paying agent and accounting agent (the "Transfer Agent") for the Fund's shares pursuant to an Investment Company Services Agreement. First Data performs the following duties in its capacity as Transfer Agent to the Fund: maintains the records of stockholder's accounts; answers stockholder inquiries concerning accounts; processes purchases and redemptions of Fund shares; acts as dividend and distribution disbursing agent; and performs other stockholder service functions. Stockholder inquiries should be addressed to the Transfer Agent at (800) 441-6580. As accounting agent, First Data performs certain accounting and pricing services for the Fund, including the daily calculation of the Fund's net asset value. For its transfer and dividend paying agency services under the Investment Company Services Agreement, the Transfer Agent is compensated by a monthly fee calculated according to a fee schedule approved by the Board of Directors of the Company.

                                 PURCHASE OF SHARES

     Investor Shares of the Fund may be purchased directly from the Fund at the net asset value per share, plus the applicable sales load, next determined after receipt of the order in proper form by the Transfer Agent. There is a sales load in connection with the purchase of shares which is reduced on purchases involving large amounts and which may be eliminated in certain circumstances described under "PURCHASE OF SHARES--Purchase Price." The Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. The Fund will not accept a check endorsed over by a third-party. The minimum initial investment is $25, and the minimum subsequent investment is $25. The Fund reserves the right to vary the initial investment minimum and the subsequent investment minimum at any time.

     Purchase orders for Investor Shares of the Fund which are received by the Transfer Agent in proper form prior to the close of regular trading hours on the New York Stock Exchange, Inc. (the "NYSE") (currently 4:00 p.m. Eastern time) on any day that the Fund calculates its net asset value, are priced according to the net asset value determined on that day. Purchase orders for shares of the Fund received after the close of the NYSE on a particular day are priced as of the time the net asset value per share is next determined.

     Purchases may be made in one of the following ways:

PURCHASES BY MAIL

     Investor Shares may be purchased initially by completing the Investment Application included in this Prospectus and mailing it to the Transfer Agent, together with a check payable to DEM Multi-Manager Equity Fund Investor Shares, c/o First Data Investor Services Group, Inc., 3200 Horizon Drive, PO Box 61503, King of Prussia, PA 19406-0903. All checks for purchase of shares must be drawn on U.S. banks and payable in U.S. dollars.

     Subsequent investments in an existing account in the Fund may be made at any time by sending a check payable to DEM Multi-Manager Equity Fund Investor Shares, c/o UMB Bank, N.A., PO Box 412797, Kansas City, MO 64141-2797.
Please enclose the stub of your account statement along with the amount of the investment and the name of the account for which the investment is to be made and the account number. Please note: A $20 fee will be charged to your account for any payment check returned to the Custodian.

PURCHASES THROUGH BROKER/DEALERS

     The Fund may accept telephone orders from broker-dealers or service organizations which have been previously approved by the Fund. It is the responsibility of such broker-dealers or service organizations to promptly forward purchase orders and payments for the same to the Fund. Shares of the Fund may be purchased through broker-dealers, banks and bank trust departments who may charge the investor a transaction fee or other fee for their services at the time of purchase.

     Wire orders for shares of the Fund received by the Transfer Agent prior to 4:00 p.m., Eastern Time, are confirmed to that day's public offering price. Orders received by the Transfer Agent after 4:00 p.m., Eastern Time, are confirmed at the public offering price on the following business day.

PURCHASE PRICE

     Shares of the Fund are offered at the public offering price which is the net asset value per share, plus any applicable sales charge. The sales charge is a variable percentage of the offering price depending upon the amount of the sale. No sales charge will be assessed on the reinvestment of distributions. The sales charge will be assessed as follows:

-------------------------------------------------------------------------------
                                              TOTAL SALES LOAD
-------------------------------------------------------------------------------
   AMOUNT OF TRANSACTION        AS A % OF      AS A % OF NET      DEALER'S
                              OFFERING PRICE  AMOUNT INVESTED   REALLOWANCE
                                                                 AS A % OF
                                                               OFFERING PRICE
-------------------------------------------------------------------------------
Less than $50,000                 4.75%            4.97%           4.25%
-------------------------------------------------------------------------------
$50,000 to $99,999.99             4.25%            4.46%           3.75%
-------------------------------------------------------------------------------
$100,000 to $249,999.99           3.75%            3.88%           3.25%
-------------------------------------------------------------------------------
$250,000 to $499,999.99           3.25%            3.38%           3.00%
-------------------------------------------------------------------------------
$500,000 to $749,999.99           2.75%            2.81%           2.50%
-------------------------------------------------------------------------------
$750,000 to $999,999.99           2.25%            2.32%           2.00%
-------------------------------------------------------------------------------
$1,000,000 and above              1.25%            1.28%           1.00%
-------------------------------------------------------------------------------

     The Distributor will pay the appropriate dealer concession to those selected dealers who have entered into an agreement with the Distributor. The dealer's concession may be changed from time to time. The Distributor may from time to time offer incentive compensation to dealers (which sell shares of the Fund subject to sales charges) allowing such dealers to retain an additional portion of the sales load. A dealer who receives all of the sales load may be considered an "underwriter" under the Securities Act of 1933, as amended. All such sales charges are paid to the securities dealer involved in the trade. The foregoing schedule of sales charges applies to single purchases and to purchases made under a Letter of Intent and pursuant to the Rights of Accumulation, both of which are described below.

RIGHT OF ACCUMULATION

     Reduced sales loads apply to any purchase of Investor Shares by an investor where the aggregate investment in Investor Shares including such purchase, is $50,000 or more. If, for example, an investor previously purchased and still holds Investor Shares, with an aggregate current market value of $40,000 and subsequently purchases Investor Shares having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 4.25% of the offering price. All present holdings of Investor Shares may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase. To qualify for reduced sales loads, at the time of a purchase an investor must notify the

Transfer Agent. The reduced sales load is subject to confirmation of an investor's holdings through a check of appropriate records.

LETTER OF INTENT

     By signing a Letter of Intent form, available from the Distributor, an investor becomes eligible for the reduced sales load applicable to the total number of Investor Shares purchased in a 13-month period (beginning up to 90 days prior to the date of execution of the Letter of Intent) pursuant to the terms and conditions set forth in the Letter of Intent less any redemptions by such investor during such period. A minimum initial purchase of $5,000 is required. To compute the applicable sales load, the offering price of Investor Shares you hold (on the date of submission of the Letter of Intent) that may be used toward "Right of Accumulation" benefits described above may be used as a credit toward completion of the Letter of Intent.

     The Transfer Agent will hold in escrow 5% of the amount of shares indicated in the Letter of Intent for payment of a higher sales load if the investor does not purchase the full amount of shares indicated in the Letter of Intent. The escrow will be released when the investor fulfills the terms of the Letter of Intent by purchasing the specified amount. Assuming completion of the total minimum investment specified under a Letter of Intent, an adjustment will be made to reflect any reduced sales load applicable to shares purchased during the 90-day period prior to the submission of the Letter of Intent. In addition, if the investor's purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect the investor's total purchase at the end of 13 months.

     If the total purchases are less than the amount specified, the investor will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If such remittance is not received within 20 days, the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Investor Shares held in escrow to realize the difference. Signing a Letter of Intent does not bind the investor to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but the investor must complete the intended purchase to obtain the reduced sales load. At the time an investor purchases Investor Shares, he or she must indicate his or her intention to do so under a Letter of Intent.

PURCHASES BY WIRE

     To order Investor Shares by wiring federal funds, the Transfer Agent must first be notified by calling (800) 441-6580 to request an account number and furnish the Fund with your tax identification number. Following notification to the Transfer Agent, federal funds and registration instructions should be wired through the Federal Reserve System to:

                                 UMB BANK, N.A.
                                ABA #10-10-00695
               FOR:  FIRST DATA INVESTOR SERVICES GROUP, INC.
                                A/C 98-7037-071-9
             FBO "DEM Multi-Manager Equity Fund Investor Shares"
              ACCOUNT OF (EXACT NAME(S) OF ACCOUNT REGISTRATION)
                         STOCKHOLDER ACCOUNT #______

A completed application with signature(s) of registrant(s) must be filed with the Transfer Agent immediately subsequent to the initial wire. Investors should be aware that some banks may impose a wire service fee. Stockholders may be subject to 31% federal income tax withholding if original application is not received.

                              REDEMPTION OF SHARES

     Stockholders may redeem their Investor Shares without charge on any business day that the NYSE is open. See "NET ASSET VALUE." Redemptions will be effective at the net asset value per share next determined after the receipt by the Transfer Agent of a redemption request meeting the requirements described below. The Fund normally sends redemption proceeds on the next business day, but in any event redemption proceeds are sent within seven calendar days of receipt of a redemption request in proper form. Payment may also be made by wire directly to any bank previously designated by the stockholder in a stockholder account application. There is a $9.00 charge for redemptions by wire which will be deducted from redemption proceeds. Please note that the stockholder's bank also may impose a fee for wire service. The Fund will not honor redemption requests of stockholders who recently purchased shares by check until it is reasonably satisfied that the purchase check has cleared, which may take up to fifteen days from the purchase date. To avoid delays of this kind, you may wish to purchase by wire if you are planning on redeeming your shares in the near future.

     Except as noted below, redemption requests received in proper form by the Transfer Agent prior to the close of regular trading hours on the NYSE on any business day that the Fund calculates its per share net value are effective that day.

     Redemption requests received after the close of the NYSE are effective as of the time the net asset value per share is next determined.

     Investor Shares of the Fund may be redeemed through certain brokers, financial institutions or service organizations, banks and bank trust departments who may charge the investor a transaction fee or other fee for their services at the time of redemption. Such fees would not otherwise be charged if the shares were directly redeemed from the Fund.

     The Fund will satisfy redemption requests in cash to the fullest extent feasible, so long as such payments would not, in the opinion of the Investment Advisor or the Board of Directors, result in the necessity of the Fund selling assets under disadvantageous conditions and to the detriment of the remaining stockholders of the Fund.

     Pursuant to the Company's Charter, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Fund has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund, during any 90 day period for any one stockholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. Any portfolio securities paid or distributed in-kind would be valued as described under "NET ASSET VALUE." In the event that an in-kind distribution is made, a stockholder may incur additional expenses, such as the payment of brokerage omissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio. Where a stockholder has requested redemption of all or a part of the stockholder's investment, and where the Fund completes such redemption in-kind, the Fund will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption but the stockholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the stockholder's basis in the Fund shares redeemed. Investor Shares may be redeemed in one of the following ways:

REDEMPTION BY MAIL

     Shares may be redeemed by submitting a written request for redemption to the Transfer Agent at First Data Investor Services Group, Inc., 3200 Horizon Drive, PO Box 61503, King of Prussia, PA 19406-0903.

     A written redemption request to the Transfer Agent must: (i) identify the stockholder's account number, (ii) state the number of shares or dollars to be redeemed and (iii) be signed by each registered owner exactly as the shares are registered. A redemption request for amounts above $25,000 or redemption requests for which proceeds are to be mailed somewhere other than the address of record, must be accompanied by signature guarantees. Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 14Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Broker-dealers guaranteeing signatures must be members of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians.

     A redemption request will not be deemed to be properly received until the Transfer Agent receives all required documents in proper form. Questions with respect to the proper form for redemption requests should be directed to the Transfer Agent at (800) 441-6580.

REDEMPTION BY TELEPHONE

     Stockholders who have so indicated on the application, or have subsequently arranged in writing to do so, may redeem shares by instructing the Transfer Agent by telephone. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent at the address listed above. The request must be signed by each stockholder of the account with signature guarantees as described previously.

     Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, including requesting a stockholder to correctly state his or her Fund account number, the name in which his or her account is registered, his or her banking institution, bank account number and the name in which his or her bank account is registered. To the extent that the Fund fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.

     The Fund reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time by the Fund.

ADDITIONAL INFORMATION

     The Fund also reserves the right to involuntarily redeem an investor's account where the account is worth less than the minimum initial investment required when the account is established, presently $25. (Any redemption of shares from an inactive account established with a minimum investment may reduce the amount below the minimum initial investment, and could subject the account to redemption initiated by the Fund.) The Fund will advise the stockholder of such intention in writing at least sixty (60) days prior to effecting such redemption, during which time the stockholder may purchase additional shares in any amount necessary to bring the account back to $25. The Fund currently does not intend to exercise this right; however, no assurance can be made that the Fund will not determine to exercise this right in the future.

     If the Board of Directors determines that it would be detrimental to the best interest of the remaining stockholders of the Fund to make payment in cash, the Fund may pay the redemption price in whole or in part by distribution in kind of readily marketable securities, from the Fund, within certain limits prescribed by the U.S. Securities and Exchange Commission. Such securities will be valued on the basis of the procedures used to determine the net asset value at the time of the redemption. If shares are redeemed in kind, the redeeming stockholder will incur brokerage costs in converting the assets into cash.

     Securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

                                NET ASSET VALUE

     The net asset value of shares of the Fund is determined each business day as of the close of trading on the NYSE (currently 4:00 p.m. Eastern
Time). Options and futures contracts are valued at their daily quoted settlement price on the exchange on which they are traded and are included in such net asset value determination. The NYSE is scheduled to be open Monday through Friday throughout the year except for certain Federal and other holidays. The net asset value per Investor Share of the Fund is calculated by adding the Investor Shares' pro rata share of the value of the Fund's assets, deducting the Investor Shares' pro rata share of the Fund's liabilities and the liabilities specifically allocated to Investor Shares and then dividing the result by the total number of outstanding Investor Shares. Fund securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Securities that are traded over-the-counter are valued, if bid and asked quotations are available, at the mean between the current bid and asked prices. If bid and asked quotations are not available, then over-the-counter securities are valued through valuations obtained from a commercial pricing service or as determined in good faith by the Board of Directors. In making this determination the Board considers, among other things, publicly available information regarding the issuer, market conditions and values ascribed to comparable companies. In instances where the price determined above is deemed not to represent fair market value, the price is determined in such manner as the Board may prescribe. Investments in short-term debt securities having a maturity of 60 days or less are valued at amortized cost if their term of maturity from the date of purchase was less than 60 days, or by amortizing their value on the 61st day prior to maturity if their term to maturity from the date of purchase when acquired by the Fund was more than 60 days, unless this is determined by the Board of Directors not to represent fair value. All other securities and assets are taken at fair value as determined in good faith by the Board of Directors, although the actual calculation may be done by others. Income and expenses (including advisory and administration fees) are accrued daily and taken into account in computing net asset value.

                                   DIVIDENDS

     The Fund calculates its dividends, if any, from net investment income. Net investment income includes interest accrued and dividends earned on the Fund's portfolio securities for the applicable period less applicable expenses. The Fund declares dividends, if any, from its net investment income quarterly and net realized capital gains annually unless such capital gains are used to offset losses carried forward from prior years, in which case no such capital gains will be distributed.

     Dividends paid by the Fund with respect to Investor Shares and Institutional Shares are calculated in the same manner and at the same time. Both classes will share proportionately in the investment income and expenses of the Fund, except that the per share dividends of Investor Shares will differ from the per share dividends of Institutional Shares as a result of additional distribution expenses applicable to Investor Shares.

     Unless an investor instructs the Fund to pay dividends or distributions in cash, dividends and distributions will automatically be reinvested in additional Investor Shares of the Fund at net asset value. The election to receive dividends in cash may be made on the account Application or subsequently, by writing to the Transfer Agent at First Data Investor Services Group, Inc., 3200 Horizon Drive, PO Box 61503, King of Prussia, Pennsylvania 19406, or by calling the Transfer Agent at (800) 441-6580. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the stockholder's account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital although such dividends and distributions are subject to taxes.

                                     TAXES

     The following discussion reflects applicable tax laws as of the date of this Prospectus.

TAXATION OF THE FUND

     The Fund intends to elect and intends to qualify each year to be treated as a regulated investment company (a "RIC") for federal income tax purposes in accordance with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, the Fund (see "OTHER INFORMATION--Capital Stock"), must satisfy certain tests regarding the source of its income, diversification of its assets and distribution of its income. If the Fund otherwise qualifies as a regulated investment company and the Fund distributes to its stockholders at least 90% of its investment company taxable income, then the Fund will not be subject to federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income. In addition, the Fund will be subject to a nondeductible 4% excise tax on the amount by which the distributed amount in any calendar year is less than a sum of (i) 98% of its ordinary income; (ii) 98% of its capital gain net income; and (iii) any prior year underdistributions.

     If in any year the Fund fails to qualify under Subchapter M as a regulated investment company, the Fund would incur a corporate income tax on its taxable income for the year, and the entire amount of the Fund's distribution would generally be characterized as ordinary income.

TAXATION OF STOCKHOLDERS

     DISTRIBUTIONS

     In general, all distributions to stockholders attributable to the Fund's investment company taxable income will be taxable as ordinary income whether paid in cash or reinvested in additional shares of the Fund.

     The Fund intends to distribute any net capital gain annually and intends to designate the appropriate type of those capital gain distributions for tax purposes. In general, if the Fund designates a dividend as a capital gain dividend, the dividend will be taxed to individual stockholders at no more than 20%. Capital gains dividends are taxable to stockholders regardless of whether the dividends are paid in cash or reinvested in additional shares of the Fund and regardless of how long a stockholder has held shares in the Fund. Distributions of short-term capital gain dividends result in ordinary income

     Stockholders receiving distributions in the form of additional shares of the Fund will be treated for federal income tax purposes as having received the amount of cash used to purchase such shares. In general, the basis of such shares will equal the price paid for such shares.

     SALES OF SHARES

     In general, if a share of the Fund is redeemed, the stockholder will recognize gain or loss equal to the difference between the amount realized on the sale and the stockholder's adjusted basis in the share. Any gain or loss realized upon a sale of shares by a stockholder who is not a dealer in securities will generally be treated as capital gain or loss and capital gain or loss will be long-term capital gain or loss if the shares that were sold had been held for more than one year. Long-term capital gains on shares held more than one year by individuals will be taxed at no higher than a 20% rate. However, any loss recognized by a stockholder on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the stockholder and the stockholder's share of undistributed net capital gain. In addition, any loss realized on a sale of shares will be disallowed to the extent the shares disposed of are replaced within a period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     BACKUP WITHHOLDING

     The Fund may be required to withhold federal income tax at the rate of 31% of any dividend or redemption payments made to certain stockholders if such stockholders have not provided a correct taxpayer identification number and certain required certifications to the Company, or if the Secretary of the Treasury notifies the Company that the taxpayer identification number provided by a stockholder is not correct or that the stockholder has previously underreported its interest and dividend income. Stockholders can credit such withheld income taxes against their income tax liabilities.

     The foregoing discussion is a summary of certain of the current federal income tax laws regarding the Fund and investors in the shares of the Fund and does not deal with all of the federal income tax consequences applicable to the Fund, or to all categories of investors, some of which may be subject to special rules. Prospective investors should consult their own tax advisers regarding the federal, state, local, foreign and other tax consequences to them of investments in the Fund. For additional tax information, see "TAXATION" in the Fund's Statement of Additional Information.

                               OTHER INFORMATION

CAPITAL STOCK

     The Company was incorporated on November 22, 1988 under the laws of the State of Maryland under the name The Chapman Funds, Inc. It is a registered open-end, management investment company under the 1940 Act set up as a "series fund" which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for tax and other purposes. A stockholder of one Series is not deemed to be a stockholder of any other Series. The Fund is non-diversified under the 1940 Act. See "RISK FACTORS--Non-Diversified Status." The Company's charter authorizes the Board to issue 10 billion full and fractional shares of common stock, par value $.001 per share, of which 1 billion shares are designated DEM Multi-Manager Equity Fund Investor Shares. Under the Company's charter documents and Maryland law, the board has the power to classify or reclassify any unissued shares of the Company into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board may similarly classify or reclassify any class of its shares into one or more series and, without stockholder approval, may increase the number of authorized shares of the Company. All shares of the Fund, when issued, will be fully paid and nonassessable.

     The Fund offers a separate class of shares, the Institutional Shares, to institutional investors through a separate prospectus. Shares of each class represent equal pro rata interests in the Fund's common investment portfolio and accrue dividends and calculate net asset value and performance quotations in the same manner. However, Institutional Shares are sold without a load and may have different sales charges and other expenses, which may affect performance.

     All shares of the Company have equal voting rights and will be voted in the aggregate, and not by class, except where class voting is required by law or the matter affects only one class. There is no provision for cumulative voting.

     The Company is not required under Maryland law to hold annual meetings of stockholders for the election of Directors and currently does not intend to do so. Stockholders have the right to call for a meeting to consider the removal of one or more of the Company's Directors if the request is made in writing by the holders of at least 10% of the Company's outstanding voting securities. The Company will assist in calling the meeting as required under the 1940 Act.

     Stockholders of record will receive unaudited semi-annual reports and an annual report containing financial statements audited by independent auditors. Investors may obtain information about the Institutional Shares or the other classes of the Company by contacting the Distributor at the telephone number listed on the back of this Prospectus.

STOCKHOLDER INQUIRIES

     Investors may write or call the Distributor or the Transfer Agent at the addresses and telephone numbers on the back cover of this Prospectus with any questions relating to their investment.

CONTROLLING STOCKHOLDER

     As of September 30, 1998, the Investment Advisor owns one Investor Share and one Institutional Share of the Fund which comprises 100% of the Fund's outstanding Common Stock. Because one stockholder owns in excess of 25% of the issued and outstanding Common Stock of the Fund as of September 30, 1998, such stockholder is deemed to control the Fund. Accordingly, such stockholder has significant power to affect the affairs of the Fund or to determine or influence the outcome of matters submitted to a vote of the stockholders of the Fund.

     The Investment Adviser is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc. Nathan A. Chapman, Jr., who is the controlling stockholder of Chapman Capital Management Holdings, Inc., is a controlling person (as that term is defined under the 1940 Act) of Chapman Capital Management Holdings, Inc. and, therefore, a controlling person of the Investment Adviser.

                                   [LOGO] -TM-

                          DEM MULTI-MANAGER EQUITY FUND
                                 INVESTOR SHARES





                               A DOMESTIC EMERGING
                               MARKETS INVESTMENT
                                   OPPORTUNITY
                           --------------------------




                                   PROSPECTUS







                                     , 1998



No person is authorized to make any representations in connection with this offering other than those included in this Prospectus or in supplemental sales literature issued by the Fund or its Distributor.



INVESTMENT ADVISOR:

CHAPMAN CAPITAL
MANAGEMENT, INC.
     World Trade Center--Baltimore
     401 East Pratt Street, 28th Floor
     Baltimore, Maryland 21202
     (410) 625-9656



TRANSFER AND DIVIDEND PAYING AGENT AND
ACCOUNTING AGENT:

FIRST DATA INVESTOR SERVICES GROUP
     3200 Horizon Drive
     PO Box 61503
     King of Prussia, Pennsylvania 19406
     (800) 441-6580



CUSTODIAN:

UMB BANK, N.A.
     928 Grand Avenue
     Kansas City, Missouri 64141-6226



DISTRIBUTOR:

THE CHAPMAN CO.
     World Trade Center--Baltimore
     401 East Pratt Street, 28th Floor
     Baltimore, Maryland 21202
     (410) 625-9656
     (800) 752-1013

                             SUBJECT TO COMPLETION
               Preliminary Prospectus dated: September 30, 1998
                                     , 1998

                         DEM MULTI-MANAGER EQUITY FUND
                              INSTITUTIONAL SHARES

     The DEM Multi-Manager Equity Fund (the "Fund") is a series of The Chapman Funds, Inc. (the "Company"), an open-end, management investment company known as a series fund (the Fund and each other series of the Company are herein referred to as a "Series"). The Fund is a non-diversified portfolio that seeks aggressive long-term growth through capital appreciation by investment in companies deemed to possess strong growth characteristics. Such companies are identified through the Company's domestic emerging markets multi-manager ("DEM Multi-Manager") strategy. Under the DEM Multi-Manager strategy, the assets of the Fund are managed by multiple sub-advisors selected by the Fund's investment advisor, Chapman Capital Management, Inc. (the "Investment Advisor"). Such sub-advisors must meet the domestic emerging markets profile which includes only those companies that are controlled by African Americans, Asian Americans, Hispanic Americans or women that are located in the United States and its territories (the "DEM Profile"). Both capital appreciation and income will be considered in the selection of investments, but primary emphasis will be on capital appreciation. BECAUSE OF THE NATURE OF THE FUND'S INVESTMENTS AND CERTAIN STRATEGIES IT MAY USE, AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS AND MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

     The Fund offers two classes of shares, Investor Shares and Institutional Shares. Institutional Shares are offered by this Prospectus. Institutional Shares have no load; however, individual investors may purchase Institutional Shares only through institutional stockholders of record, broker-dealers, financial institutions, depository institutions, retirement plans and other financial intermediaries ("Institutions"). The Institutional Shares impose a 12b-1 fee of up to .25% per annum, which is the economic equivalent of a sales charge and the minimum initial investment in Institutional Shares is currently $25,000 with no minimum subsequent investment. The Fund's Investor Shares are available for purchase by individuals directly and are offered by a separate prospectus.

     This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information dated the same date as this Prospectus and containing additional information about the Fund has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference in its entirety into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling The Chapman Co. at (800) 752-1013.

                               TABLE OF CONTENTS
                               -----------------

               Fund Expenses . . . . . . . . . . . . . . 2
               Investment Objectives . . . . . . . . . . 3
               Risk Factors. . . . . . . . . . . . . . . 7
               Management. . . . . . . . . . . . . . . .10
               Purchase of Shares. . . . . . . . . . . .18
               Redemption of Shares. . . . . . . . . . .20
               Net Asset Value . . . . . . . . . . . . .23
               Dividends . . . . . . . . . . . . . . . .23
               Taxes . . . . . . . . . . . . . . . . . .24
               Other Information . . . . . . . . . . . .26


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Domestic Emerging Markets-Registered Trademark- is a registered trademark and DEM-TM-, DEM Profile-TM-, DEM Universe-TM-, DEM Company-TM- and DEM
Index-TM- are trademarks of Nathan A. Chapman, Jr.

                 A DOMESTIC EMERGING MARKETS INVESTMENT OPPORTUNITY

THIS REGISTRATION STATEMENT AND THE INFORMATION CONTAINED HEREIN ARE SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY AN OFFER TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. UNDER NO CIRCUMSTANCES SHALL THIS REGISTRATION STATEMENT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY JURISDICTION IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH JURISDICTION.

                                 FUND EXPENSES

     The following table lists the costs and expenses an investor will incur either directly or indirectly as a stockholder of the Fund based on an estimate of the Fund's operating expenses for the current fiscal year:


                                                           DEM MULTI-MANAGER
 STOCKHOLDER TRANSACTION EXPENSES                             EQUITY FUND
                                                         INSTITUTIONAL SHARES
      Maximum Sales Load Imposed on Purchases
      (as a percentage of offering price)                        -0-%

      Maximum Deferred Sales Load                                -0-%

      Maximum Sales Load Imposed on Reinvested
      Dividends and other Distributions                          -0-%

      Redemption Fee
      (as a percentage of amount redeemed)                       -0-%


 ANNUAL EXPENSES (as a percentage of net assets) (1)
      Management Fees                                           1.25%
      12b-1 Fees                                                0.25%
      Other Expenses (2)                                        1.14%
      Total Fund Operating Expenses (estimated)                 2.64%

______________________

(1)  See "MANAGEMENT."

(2) Based upon estimated amounts of expenses for the Fund's current fiscal year.

     The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in the Fund. These amounts are based upon payment by the Fund of operating expenses (excluding offering expenses) at the levels set forth in the table above.

          EXAMPLE
          -------

     An investor would pay the following expenses on a $1,000 investment assuming a 5% annual return, reinvestment of all dividends and distributions at net asset value and redemption at the end of the period:

                     Institutional Shares
                     --------------------
1 Year                       $27

3 Years                      $82

     The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. "Other Expenses" are based on estimated amounts for the current fiscal year. Long-term investors in the Fund could pay more in 12b-1 fees than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. (the "NASD") THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE FUND AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Moreover, while the examples assume a 5% annual return, the Fund's performance will vary and may result in a return greater or less than 5%. For a further description of the various costs and expenses incurred in the Fund's operation, see "MANAGEMENT."

                             INVESTMENT OBJECTIVES

GENERAL

     The Fund seeks aggressive long-term growth through capital appreciation by investment in companies deemed to possess strong growth characteristics. Such companies are identified through the Company's domestic emerging markets multi-manager ("DEM Multi-Manager") strategy. Under the DEM Multi-Manager strategy, the assets of the Fund are managed by multiple sub-advisors recommended by the Investment Advisor and approved by the Board of Directors. Such sub-advisors must meet the domestic emerging markets profile which includes only those companies that are controlled by African Americans, Asian Americans, Hispanic Americans or women that are located in the United States and its territories (the "DEM Profile"). Although the Fund's sub-advisors must meet the DEM Profile, the sub-advisors will not consider the DEM Profile in making investment decisions for the Fund's portfolio. Accordingly, the Investment Advisor does not expect companies that meet the DEM Profile to constitute a large percentage of the Fund's portfolio. Both capital appreciation and income are considered in choosing specific investments, but the primary emphasis is on capital appreciation. The Fund retains maximum flexibility as to the types of investments it may make and is permitted to invest in portfolio companies with large and small market capitalizations. Some of these investments may involve the purchase of securities directly from portfolio companies in initial or other public offerings of their securities. See "RISK FACTORS--Investment in Small Companies."

     The Investment Advisor will track the performance of each of the Fund's sub-advisors and will have the discretion to allocate assets among the Fund's sub-advisors, identify and recommend new sub-advisors to the Board of Directors and terminate existing sub-advisory relationships. Each sub-advisor uses its own investment strategies to achieve the Fund's investment objectives in accordance with the Fund's investment restrictions.

     The primary objective of the DEM Multi-Manager strategy is to reduce portfolio volatility through multiple investment approaches, a strategy used by many institutional investors. For example, a particular investment approach may be successful in a bear (falling) market, while a different approach may be more successful in a bull (rising) market. The use of multiple investment approaches consistent with the Fund's investment objective and policies is designed to mitigate the impact of a single sub-advisor's performance in the market cycle during which such sub-advisor's approach is less successful. Although there may be some overlap of investment styles, each sub-advisor will pursue its approach independently of the other sub-advisors. Because the Fund's sub-advisors will act independently, the performance of one or more other sub-advisors is expected to dampen the impact of any other sub-advisor's relatively adverse results. Conversely, the successful results of a sub-advisor will be dampened by less successful results of the other sub-advisors. There can be no assurance that the expected advantages of the DEM Multi-Manager strategy will be realized.

     To achieve the Fund's investment objectives, the sub-advisors invest in a wide variety of types of portfolio companies and seek to identify those companies that are positioned for growth. Among other factors, the sub-advisors consider a company's above average earnings growth, high potential profit margins, innovative products, high quality management, and competitive advantage in making investment decisions.

     Under normal circumstances, at least 65% of the value of the Fund's total assets will be invested in equity securities; however, the Fund retains the flexibility to respond promptly to changes in market conditions. Accordingly, during periods when the sub-advisors believe a temporary defensive posture in the market is warranted, the Fund has reserved the right to invest a significant proportion or all of its assets in cash (U.S. dollars) and/or invest any portion or all of its assets in high quality short-term debt securities and money market instruments. The decision to adopt a temporary defensive posture may be affected by such factors as market conditions generally, the sub-advisors' views on the direction of movement of the stock prices of specific targeted portfolio companies and other related factors. It is impossible to predict when or for how long the Fund will employ defensive strategies, and to the extent it is so invested, the Fund may not achieve its investment objectives. The Fund will also invest in the instruments described above pending investment of the net proceeds of sales of its shares.

     The Fund invests in portfolio companies with large, mid, small and micro market capitalizations. Most of the Fund's investments are in marketable common stocks or marketable securities convertible into common stock traded on an exchange or in the over-the-counter markets. To the extent the Fund invests in companies with smaller market capitalizations, the securities of such companies may be traded in such over-the-counter markets as the OTC Bulletin Board -SM-and the Pink Sheets -SM-. See "RISK FACTORS--Investment in Small Companies."

     The Fund's investment objectives and policies, other than those specified in the Statement of Additional Information under "INVESTMENT PROGRAM --Fundamental Policies," may be changed by the Board of Directors without the approval of stockholders.

OPTIONS ON SECURITIES AND SECURITIES INDEXES

     The Fund may purchase call options on securities that a sub-advisor intends to include in the Fund in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. The Fund may purchase put options to hedge against a decline in the market value of securities held in the Fund or in an attempt to enhance return. The Fund may write (sell) put and covered call options on securities in which it is authorized to invest. The Fund may also purchase put and call options, and write put and covered call options, on U.S. securities or indexes. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security.

ILLIQUID SECURITIES/PRIVATE FUNDS

     The Fund may not invest more than 15% of its net assets in securities that are considered illiquid, including securities that are illiquid by virtue of the absence of a readily available market and securities that are restricted securities as defined in Rule 144 under the Securities Act ("Illiquid Securities"). Illiquid Securities include securities which have not been registered under the Securities Act, sometimes referred to as private placements, and are purchased directly from the issuer or in the secondary market. The Fund will seek to invest in the securities of private companies that a sub-advisor believes have the potential for above average capital appreciation in anticipation of their initial public offering. To the extent that the Fund is permitted to invest in Illiquid Securities, the Fund may be deemed to act as an underwriter to portfolio companies. See "RISK FACTORS -- Non-Publicly Traded Securities" and "INVESTMENT PROGRAM -- Non-Publicly Traded and Illiquid Securities" in the Statement of Additional Information.

     As an alternative to direct investments in Illiquid Securities, the Fund may invest up to 10% of its assets in private venture capital funds including United States private limited partnerships or other investment funds ("Private Funds") that themselves invest in Illiquid Securities. Investments in Private Funds may offer the Fund's individual investors a unique opportunity to participate in investment opportunities typically available only to large institutions and accredited investors. Although the Fund's investments in Private Funds are limited to a maximum of 10% of the Fund's assets, these investments are highly speculative and volatile and may produce gains or losses in this portion of the Fund that exceed those of the Fund's other holdings and of more mature companies generally. In addition, Fund stockholders will remain subject to the Fund's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Fund to dispose of interests in Private Funds is very limited and will involve the risks described under "RISK FACTORS--Non-Publicly Traded Securities" and "INVESTMENT PROGRAM--Non-Publicly Traded and Illiquid Securities" in the Statement of Additional Information.

     The Fund's investment in Private Funds will be limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one Private Fund,
(ii) 5% of the Fund's total assets with respect to any one Private Fund and,
(iii) 10% of the Fund's total assets in the aggregate. In valuing the Fund's holdings of interests in Private Funds, the Fund may rely on the most recent reports provided by the Private Funds themselves prior to calculation of the Fund's net asset value. These reports, which are provided on an infrequent basis, often depend on the subjective valuations of the managers of the Private Funds and, in addition, would not generally reflect positive or negative subsequent developments affecting companies held by the Private Fund. See "NET ASSET VALUE." The securities of Private Funds will typically themselves be classified as Illiquid Securities by the Board of Directors. Accordingly, the Fund's total investment in Illiquid Securities, including Private Funds, is limited to 15% of the Fund's assets with no more than 10% of the Fund's assets invested in Private Funds.

SECURITIES LENDING/REPURCHASE AGREEMENTS

     The Fund may, but is not required to, utilize various investment techniques for hedging, risk management and other investment purposes. These investment techniques may include, but are not limited to, lending of portfolio securities and entering into repurchase agreements. Up to 20% of the Fund's assets may be invested pursuant to such techniques for hedging and risk management purposes or when, in the opinion of a sub-advisor, such techniques can be expected to yield a higher return than other investment options.

     A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to that bank or dealer at an agreed upon price, date and market rate of interest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Fund in connection with bankruptcy proceedings), it is the Fund's policy to limit repurchase transactions to primary dealers in U.S. Government obligations and to banks whose creditworthiness has been reviewed and found satisfactory by the Investment Advisor.

     To the extent that the Fund seeks to increase its income by lending portfolio securities, such securities loans will be secured by collateral in cash, cash equivalents, U.S. government securities, or such other collateral as may be permitted under the Fund's investment program and by regulatory agencies.

BORROWING

     The Fund may not issue senior securities, borrow money or pledge its assets, except that it may borrow from banks in amounts aggregating not more than 33 1/3% of the value of its total assets (calculated when the loan is made) to take advantage of investment opportunities and may pledge up to 33 1/3% of the value of its total assets to secure such borrowings. The Fund is also authorized to borrow an additional 5% of its total assets without regard to the foregoing limitations for temporary purposes such as clearance of portfolio transactions and share redemptions.

PORTFOLIO TURNOVER

     As a result of the Fund's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds. For example, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold. To the extent that its portfolio is traded for the short-term, the Fund will be engaged essentially in trading activities based on short-term considerations affecting the value of an issuer's stock instead of long-term investments. Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. See "TAXES" and "PORTFOLIO TRANSACTIONS," "TAXATION" and "INVESTMENT PROGRAM--Portfolio Turnover" in the Statement of Additional Information.

OTHER INFORMATION

     Other than with respect to those investment objectives and policies specified in the Statement of Additional Information under "INVESTMENT PROGRAM -- Fundamental Policies," the Board of Directors may change the Fund's investment objectives and policies without the approval of the Fund's stockholders.

                                  RISK FACTORS

     INVESTORS SHOULD CONSIDER THE FOLLOWING RISK FACTORS ASSOCIATED WITH AN INVESTMENT IN THE FUND. AN INVESTMENT IN THE FUND'S SHARES DOES NOT CONSTITUTE A COMPLETE INVESTMENT PROGRAM SINCE IT INVOLVES THE GREATER MARKET RISKS INHERENT IN SEEKING HIGHER RETURNS AND IS NOT RECOMMENDED FOR SHORT-TERM OR RISK AVERSE INVESTORS.

GROWTH-ORIENTED INVESTING

     Because the Fund will be invested in growth-oriented companies, the volatility of the Fund may be higher than that of the U.S. equity market as a whole. Generally, companies with high relative rates of growth tend to reinvest more of their profits in the company and pay out less to stockholders in the form of current dividends. As a result, growth investors tend to receive most of their return in the form of capital appreciation. This tends to make growth company securities more volatile than the market as a whole. In addition, there can be no assurance that growth within a particular company will continue to occur.

INVESTMENT IN SMALL COMPANIES

     At times, the Fund may invest in securities of small capitalization companies. Small capitalization companies may be more vulnerable than larger companies to adverse business or economic developments. Small capitalization companies may also have limited product lines, markets or financial resources, and may be dependent on relatively small management groups. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies. In addition, small capitalization companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

     The Fund may invest up to 15% of its net assets in Illiquid Securities, which term includes securities that are illiquid by virtue of the absence of a readily available market and securities that are restricted securities as defined in Rule 144 under the Securities Act. Illiquid Securities include securities which have not been registered under the Securities Act, sometimes referred to as private placements, and are purchased directly from the issuer or in the secondary market. Illiquid Securities may involve a high degree of business and financial risk and may result in substantial losses. These securities are less liquid than publicly traded securities, and the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. The Fund's investment in Illiquid Securities is subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, for example to cover net redemptions, the value of the Fund's net assets could be adversely affected. See "INVESTMENT PROGRAM--Non-Publicly Traded and Illiquid Securities" in the Statement of Additional Information.

OPTIONS

     The use of options involves certain investment risks and transaction costs. These risks include: dependence on the sub-advisors' ability to predict movements in the prices of individual securities, fluctuations in the securities markets in general and movements in interest rates; imperfect correlation between movements in the price of options and movements in the price of the security or securities hedged or used for cover; the fact that skills and techniques needed to trade options are different from those needed to select securities in which the Fund invests; and lack of assurance that a liquid secondary market will exist for any particular option at any particular time.

NON-DIVERSIFIED STATUS

     The Fund is classified as non-diversified under the 1940 Act, which means that the Fund is not limited by that Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the Fund intends to comply with the diversification requirements imposed by the U.S. Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. See "TAXATION" in the Fund's Statement of Additional Information. As a non-diversified portfolio, the Fund may invest a greater proportion of its assets in the obligations of a smaller number of issuers and, as a result, may be subject to greater risk with respect to its portfolio securities.

POTENTIAL CONFLICT OF INTEREST

     The Fund may utilize the Distributor, The Chapman Co., a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the NASD, and broker-dealer affiliates of sub-advisors of the Fund in connection with the purchase or sale of portfolio securities in certain circumstances. The Investment Advisor is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc. Mr. Nathan A. Chapman, Jr., the President and Chairman of the Board of Directors of the Company, is also the President and Chairman of the Board of Directors of the Investment Advisor and Chapman Capital Management Holdings, Inc. The Distributor is a wholly-owned subsidiary of Chapman Holdings, Inc. Mr. Nathan A. Chapman, Jr. is also the President and Chairman of the Board of Directors of the Distributor and Chapman Holdings, Inc. See "MANAGEMENT--Investment Advisor" below and "MANAGEMENT" in the Fund's Statement of Additional Information. Mr. Chapman owns approximately 92% of the outstanding voting securities of Chapman Capital Management Holdings, Inc. and approximately 62% of the outstanding voting securities of Chapman Holdings, Inc. Accordingly, these relationships represent a potential conflict of interest with respect to commissions and other fees on brokerage transactions conducted on the Fund's behalf by the Distributor. Similar potential conflicts of interest may arise with respect to the use of affiliates of sub-advisors for the purchase or sale of portfolio securities. The Board of Directors has adopted procedures in compliance with the 1940 Act to address such potential conflicts. Furthermore, at least 40% of the members of the Company's Board of Directors must be disinterested under the 1940 Act. See "MANAGEMENT" and "PORTFOLIO TRANSACTIONS" in the Fund's Statement of Additional Information.

USE OF LEVERAGE

     The use of borrowings by the Fund to carry out its investment objectives may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the Fund borrows or otherwise uses leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid by the Fund will cause the net asset value of the Fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the Fund, the net asset value of the Fund's shares will decrease faster than would otherwise be the case. To reduce these risks, the Fund will limit its borrowings to 33 1/3% of the value of its total assets. If the Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings.

THE YEAR 2000 PROBLEM

     Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its Investment Advisor and other service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Company is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Fund's major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

                                   MANAGEMENT

BOARD OF DIRECTORS

     The Fund is managed under the supervision of the Company's Board of Directors. All of the Directors are members of minority groups. The Board of Directors approves all significant agreements between the Fund and other Series of the Company and between the Fund and persons who furnish services to the Fund, including the Fund's agreements with the Investment Advisor, the sub-advisors and the Distributor. The Board of Directors delegates to the Company's officers and the Investment Advisor responsibility for day-to-day operation of the Fund. All of the officers of the Company are directors, officers or employees of the Investment Advisor and/or the Distributor.

THE INVESTMENT ADVISOR

     The Investment Advisor, Chapman Capital Management, Inc., has been retained under an investment advisory and administrative services agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund in accordance with the Fund's investment objectives, policies, and restrictions and under the supervision and control of the Company's Board of Directors. The Investment Advisor was established in 1988 and is located at the World Trade Center - Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202. The Investment Advisor is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc. Nathan
A. Chapman, Jr., who is the controlling stockholder, President and Chairman of the Board of Directors of Chapman Capital Management Holdings, Inc., is President and Chairman of the Board of Directors of the Company and the Investment Advisor.

     The Investment Advisor has overall responsibility for assets under management, provides overall investment strategies and programs for the Fund, recommends new sub-advisors to the Board of Directors, allocates assets among existing sub-advisors, monitors and evaluates the performance of existing sub-advisors and manages short-term investments for the Fund. The Investment Advisor receives from the Fund an advisory fee at an annual rate of 1.25% of the value of the Fund's average weekly net assets during the preceding month payable monthly in arrears and an administration fee of .15 of 1% of the Fund's average weekly net assets during the preceding month payable monthly in arrears.

     The Investment Advisor has served as the investment advisor to a money market Series of the Company since 1988, an equity Series of the Company since 1997 and a closed-end non-diversified investment company that invests in corporate equity and debt securities since 1995. In addition, the Investment Advisor serves as portfolio manager to private accounts. As of August 31, 1998, the Investment Advisor had approximately $452 million in assets under management.

     Nathan A. Chapman, Jr. who has been the President and Chief Executive Officer of the Investment Advisor since 1988, is primarily responsible for supervision of the performance of the sub-advisors and the Fund's assets.
Mr. Chapman is and has been the President and Chairman of the Board of Directors of the Company since its organization in 1988. Mr. Chapman also is and has been President and Chairman of the Board of Directors of DEM, Inc. since its inception in 1995. Mr. Chapman founded the Distributor in 1987 and has been its President and Chairman of the Board since its inception. The Distributor is a full-service brokerage and investment banking firm. As Mr. Chapman is the chief executive officer of a brokerage and investment banking firm, he does not devote his full time to the management of the Fund's portfolio.

THE SUB-ADVISORS

     Under the DEM Multi-Manager strategy, the assets of the Fund are managed by multiple sub-advisors selected by the Investment Advisor. These sub-advisors enter into individual sub-advisory agreements with the Fund. Each sub-advisor makes specific portfolio investments for that segment of the assets of the Fund under its management in accordance with the Fund's investment objectives and policies and the sub-advisor's investment approach and strategies. A sub-advisor may direct Fund transactions to the Company's Distributor, The Chapman Co. or a broker that is an affiliate of such sub-advisor.

     All sub-advisors recommended by the Investment Advisor and approved by the Board of Directors must meet the DEM Profile. In determining whether a specific investment advisor is "controlled" by African Americans, Asian Americans, Hispanic Americans or women and therefore meets that DEM Profile, the Investment Advisor will apply the following criteria: at least 10% of the investment advisor's outstanding voting securities must be beneficially owned by members of one or more of the listed groups and at least one of the investment advisor's top three executive officers (Chairman, Chief Executive Officer or President) must be a member of one or more of the listed groups.

     The Fund will seek to identify DEM Profile investment advisors through research by the Investment Advisor. Such research will include: requests to specific companies for details of their ownership and management; independent research for the details of ownership and management including personal visits and checks with government agencies for investment advisors that have registered as minority or women-owned business enterprises or are recognized as such by government agencies; review of business lists compiled by magazines and other publications which list DEM Profile companies; examination of investment advisors that generally market themselves as DEM Profile companies; and review of annual reports and other regulatory filings.

     After identifying investment advisors that fit the DEM Profile, the Investment Advisor applies additional criteria in the selection and retention of sub-advisors, including: (1) their historical performance records; (2) an investment approach that is distinct in relation to the approaches of each of the Fund's other sub-advisors; (3) consistent performance in the context of the markets and preservation of capital in declining markets; (4) organizational stability and reputation; (5) the quality and depth of investment personnel; and (6) the ability of the sub-advisor to apply its approach consistently. The Fund's sub-advisors may not necessarily exhibit all of these criteria to the same degree.

     The Investment Advisor from its own management fee pays each sub-advisor a monthly management fee of .35 of 1% of the value of the Fund's average weekly net assets allocated to the sub-advisor during the preceding month payable monthly in arrears.

     The Board of Directors of the Company and the initial stockholder of the Fund have approved sub-advisory agreements between the Fund, the Investment Advisor and each of the investment advisors listed below to serve as sub-advisors of the Fund. The Investment Advisor will allocate the Fund's assets among these sub-advisors. In its discretion, the Investment Adviser may allocate as much as 100 percent or as little as 0 percent of the Fund's assets to any one sub-advisor.

     The Fund and the Investment Adviser are seeking an exemption from the SEC that will permit the Investment Adviser to retain additional sub-advisors, terminate existing sub-advisors, and materially amend the sub-advisory agreements without stockholder approval. Such exemption request has been approved by the Board of Directors of the Company and the Fund's sole stockholder. To the extent that the SEC grants the requested exemption, the Fund will send its stockholders a notice to this effect and will supplement its Prospectus and Statement of Additional Information with information about new sub-advisors and changes in sub-advisory agreements. To the extent that the Fund receives the requested exemption, the Fund also anticipates that within ninety days of retaining a new sub-advisor or materially amending a sub-advisory agreement, it will give its stockholders written notice of such addition or material change.

     The current sub-advisors of the Fund are as follows:

BAY ISLE FINANCIAL CORPORATION           ASIAN AMERICAN
160 SANSOME STREET
SUITE 1700
SAN FRANCISCO, CA 94104

Bay Isle has approximately $378 million in assets under management and its overall objective is the identification of undervalued securities that will yield a superior total return. Bay Isle was founded in 1986 by its two principals, William Schaff (51% owner), Chief Investment Officer, and Gary Pollock (49% owner), President.

BOND, PROCOPE CAPITAL MANAGEMENT        AFRICAN AMERICAN
55 EAST 59TH STREET
19TH FLOOR
NEW YORK, NY 10022

Bond, Procope has approximately $531 million in assets under management and its overall objective is long-term capital appreciation with low current income and moderate volatility. The firm was founded in 1991 and is operated and majority owned by President and Chief Investment Officer Alan B. Bond.

CHARTER FINANCIAL GROUP, INC.           WOMAN
1401 I STREET, NW
WASHINGTON, DC 20005

Charter Financial has approximately $63 million in assets under management and focuses on earnings growth at a reasonable price. Prior to joining Charter Financial, its President, Susan Stewart, spent three years as a stockbroker and six years as a banking executive at Nationsbank and First Union National Bank.

CIC ASSET MANAGEMENT, INC.              HISPANIC AMERICAN
633 W. 5TH STREET SUITE 1180

LOS ANGELES, CA 90017

CIC Asset Management has approximately $342 million in assets under management and focuses on large capitalization value companies. CIC was founded in 1989 and its three principals, Elario Monteiro, Principal, Fernando Inzunza, Secretary, and Jorge Castro, President, have been with the firm since 1991, 1990 and 1989, respectively.

DIAZ-VERSON CAPITAL INVESTMENTS, INC.   HISPANIC AMERICAN
1200 BROOKSTONE CENTRE PARKWAY
SUITE 105
COLUMBUS, GA 31904

Diaz-Verson has approximately $188 million in assets under management and focuses on value companies. Diaz-Version was founded in 1991. Salvador Diaz-Version, Jr. is Chairman, President and 100% owner.

EVERGREEN CAPITAL MANAGEMENT, INC.      AFRICAN AMERICAN
10707 PACIFIC STREET, SUITE 201
OMAHA, NE 68114

EverGreen has approximately $100 million in assets under management and focuses on out-of-favor value companies. EverGreen was founded in 1989 by Michael L. Green, its President and 98% owner.

GLOBALT, INC.                           WOMEN
ONE BUCKHEAD PLAZA, SUITE 225
3060 PEACHTREE ROAD, NW
ATLANTA, GA 30305

Globalt has approximately $1.5 billion in assets under management and focuses on large capitalization growth stocks of U.S. companies which derive 20% to 100% of revenues or earnings from non-U.S. sources. Globalt is controlled by Angela Z. Allen, its President and largest stockholder.

THE KENWOOD GROUP, INC.                 AFRICAN AMERICAN
10 SOUTH LASALLE, SUITE 3610            WOMAN
CHICAGO, IL 60603

Kenwood has approximately $398 million in assets under management and focuses on mid-cap value companies. Kenwood was founded in 1989 and is 100% owned and controlled by Barbara L. Bowles its President and Chief Investment Officer.

UNION HERITAGE CAPITAL MANAGEMENT, INC. AFRICAN AMERICAN
1642 FIRST NATIONAL BUILDING
DETROIT, MI 48226

Union Heritage has approximately $100 million in assets under management and focuses on large-cap value companies. Union Heritage was founded in 1992 and is 100% owned and controlled by Derek T. Batts, Derek B. Kenner and Eric L. Small.

VALENZUELA CAPITAL PARTNERS, INC.       HISPANIC AMERICAN
1270 AVENUE OF THE AMERICAS
NEW YORK, NY 10020

Valenzuela has approximately $1.7 billion in assets under management and focuses on mid and small capitalization growth stocks. Valenzuela was founded in 1989 and its investment advisory operations are run by Thomas M. Valenzuela, President, Lisa L. Parisi, Senior Vice President and Donald M. Krueger, Managing Director.

WOODFORD GAYED MANAGEMENT, INC.         AFRICAN AMERICAN
400 MADISON AVENUE, SUITE 1401          WOMAN
NEW YORK, NY 10017

Woodford Gayed has approximately $818 million in assets under management and focuses on large cap growth companies. Woodford Gayed was founded in 1990 by Peggy Woodford Forbes (51% owner), its Chairman and Chief Investment Officer and Michael E.S. Gayed (49% owner), its President.

ZEVENBERGEN CAPITAL, INC.               WOMAN
601 UNION STREET, SUITE 2434
SEATTLE, WA 98101

Zevenbergen has approximately $750 million in assets under management and focuses on large cap growth companies. Zevenbergen was founded in 1987 by Nancy Zevenbergen, its President.

THE DISTRIBUTOR

     The Distributor, The Chapman Co., is a registered broker-dealer and a member of the NASD. The Distributor is located at the World Trade Center--Baltimore, 401 E. Pratt Street, 28th Floor, Baltimore, Maryland 21202. The Distributor is a wholly-owned subsidiary of Chapman Holdings, Inc. Nathan A. Chapman, Jr., who is the controlling stockholder, President and Chairman of the Board of Directors of Chapman Capital Management Holdings, Inc., is President and Chairman of the Board of Directors of the Company and the Distributor.

     The Distributor receives a fee for stockholder servicing and distribution services at an annual rate of up to a total of .25% of the average daily net assets of the Fund attributable to the Institutional Shares pursuant to a distribution plan (the "Distribution

Plan") adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act. Amounts paid to the Distributor under the Distribution Plan will compensate the Distributor or enable the Distributor to compensate other persons, including any other distributor of the Institutional Shares or institutional stockholders of record of the Institutional Shares, including but not limited to retirement plans, broker-dealers, depository institutions, and other financial intermediaries, who own Institutional Shares on behalf of investors, including their customers, clients or (in the case of retirement plans) participants, and companies providing certain services to such investors, for providing (a) services primarily intended to result in the sale of the Institutional Shares and (b) stockholder servicing, administrative and accounting services to such investors, all as set forth in the Distribution Plan. Payments under the Distribution Plan are not tied exclusively to the distribution expenses actually incurred by the Distributor and the payments may exceed distribution expenses actually incurred. The Board of Directors of the Company evaluates the appropriateness of the Distribution Plan on a continuing basis and in doing so considers all relevant factors, including expenses borne by the Distributor and amounts received under the Distribution Plan.

     The Distributor or its affiliates may, at their own expense, provide promotional incentives to parties who support the sale of shares of the Fund, consisting of securities dealers who have sold Fund shares or others, including banks and other financial institutions, under special arrangements. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of Fund shares.

     Listed below are persons affiliated with both the Company and the Distributor.

-----------------------------------------------------------------------------------------
         Name and                            With                       With
     Principal Business Address           Distributor                  Company
-----------------------------------------------------------------------------------------
Nathan A. Chapman, Jr.              Chairman of the Board,      Chairman of the Board,
The Chapman Co.                     Director and President      Director and President
401 East Pratt Street
28th Floor
Baltimore, MD 21202
-----------------------------------------------------------------------------------------
Earl U. Bravo, Sr.                  Senior Vice President,      Secretary and Assistant
The Chapman Co.                     Secretary and Assistant     Treasurer
401 East Pratt Street               Treasurer
28th Floor
Baltimore, Maryland 21202
-----------------------------------------------------------------------------------------
M. Lynn Ballard                     Controller, Treasurer and   Treasurer and Assistant
The Chapman Co.                     Assistant Secretary         Secretary
401 East Pratt Street
28th Floor
Baltimore, Maryland 21202
-----------------------------------------------------------------------------------------

EXPENSES

     The Investment Advisor pays all expenses in connection with the performance of its advisory and administrative services and in connection with the advisory agreements with the sub-advisors. The Company bears all expenses incurred in its operations. Expenses attributable to the Company, but not to a particular Series, will be allocated to each Series on the basis of relative net assets. Similarly, expenses attributable to a particular Series, but not to a particular class, will be allocated to each class thereof on the basis of relative net assets. General Company expenses may include but are not limited to: insurance premiums; Director fees; expenses of maintaining the Company's legal existence; and fees of industry organizations. General Series expenses may include but are not limited to: audit fees; brokerage commissions; registration of the shares of a Series with the SEC and notification fees to the various state securities commissions; fees of the Series' Administrator, Custodian and Transfer Agent or other "service providers," costs of obtaining quotations of portfolio securities; and pricing of Series shares.

     Class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and any other costs relating to implementing or amending such plan (including obtaining stockholder approval of such plan or any amendment thereto), will be borne solely by stockholders of such class or classes. Other expense allocations which may differ among classes, or which are determined by the Board of Directors to be class-specific, may include but are not limited to: printing and postage expenses related to preparing and distributing required documents such as stockholder reports, prospectuses, and proxy statements to current stockholders of a specific class; SEC registration fees and state "blue sky" fees incurred by a specific class; litigation or other legal expenses relating to a specific class; Director fees or expenses incurred as a result of issues relating to a specific class; and different transfer agency fees attributable to a specific class.

     Notwithstanding the foregoing, the Investment Advisor or other service provider may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1940 Act.

BROKERAGE

     The Distributor and affiliates of the Fund's sub-advisors may effect brokerage transactions for the Fund in compliance with the requirements of the 1940 Act.

CUSTODIAN

     UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64141-6226, serves as custodian for the Fund's portfolio securities.

TRANSFER AND DIVIDEND PAYING AGENT AND ACCOUNTING AGENT

     First Data Investor Services Group, Inc., 3200 Horizon Drive, PO Box 61503, King of Prussia, Pennsylvania 19406, (800) 441-6580, serves as transfer and dividend paying agent and accounting agent (the "Transfer Agent") for the Fund's shares pursuant to an Investment Company Services Agreement. First Data performs the following duties in its capacity as Transfer Agent to the Fund: maintains the records of stockholder's accounts; answers stockholder inquiries concerning accounts; processes purchases and redemptions of Fund shares; acts as dividend and distribution disbursing agent; and performs other stockholder service functions. Stockholder inquiries should be addressed to the Transfer Agent at (800) 441-6580. As accounting agent, First Data performs certain accounting and pricing services for the Fund, including the daily calculation of the Fund's net asset value. For its transfer and dividend paying agency services under the Investment Company Services Agreement, the Transfer Agent is compensated by a monthly fee calculated according to a fee schedule approved by the Board of Directors of the Company.

                               PURCHASE OF SHARES

     Individual investors may purchase Institutional Shares only through Institutions (institutional stockholders of record, broker-dealers, financial institutions, depository institutions, retirement plans and other financial intermediaries). The Fund reserves the right to make Institutional Shares available to other investors in the future. References in this Prospectus to stockholders or investors are generally to Institutions as the record holders of the Institutional Shares.

     Each Institution separately determines the rules applicable to its customers investing in the Fund, including minimum initial and subsequent investment requirements and the procedures to be followed to effect purchases, redemptions and exchanges of Institutional Shares.

     Orders for the purchase of Institutional Shares are placed with an Institution by its customers. The Institution is responsible for the prompt transmission of the order to the Transfer Agent.

     Shares of the Fund may be purchased by Institutions directly from the Fund at the net asset value next determined after receipt of the order in proper form by the Transfer Agent. There is no sales load in connection with the purchase of shares. The Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. The Fund will not accept a check endorsed over by a third-party. The minimum initial investment is $25,000, with no minimum subsequent investment. The Fund reserves the right to vary the initial investment minimum and minimums for additional investments at any time. There is no minimum investment requirement for qualified retirement plans.

     Purchase orders for shares of the Fund which are received by the Transfer Agent in proper form prior to the close of regular trading hours on the New York Stock Exchange, Inc. (the "NYSE") (currently 4:00 p.m. Eastern time) on any day that the fund calculates its net asset value, are priced according to the net asset value determined on that day. Purchase orders for the shares of the Fund received after the close of the NYSE on a particular day are priced as of the time the net asset value per share is next determined.

Purchases may be made in one of the following ways:

PURCHASE BY MAIL

     An Institution can make an initial purchase of Institutional Shares by completing the Investment Application included with this Prospectus and mailing it to the Transfer Agent, together with a check payable to DEM Multi-Manager Equity Fund Institutional Shares, c/o First Data Investor Services Group, Inc., 3200 Horizon Drive, PO Box 61503, King of Prussia, PA 19406-0903. All checks for purchase of shares must be drawn on U.S. banks and payable in U.S. dollars.

     Subsequent investments in an existing account in the Fund may be made at any time by sending a check payable to DEM Multi-Manager Equity Fund Institutional Shares, c/o UMB Bank, N.A., PO Box 412797, Kansas City, MO 64141-2797. Please enclose the stub of your account statement along with the amount of the investment and the name of the account for which the investment is to be made and the account number. Please note: A $20 fee will be charged to your account for any payment check returned to the Custodian.

     The Fund may accept telephone orders from Institutions which have been previously approved by the Fund. It is the responsibility of such Institutions to promptly forward purchase orders and payments for the same to the Fund. Institutional Shares may be purchased through broker-dealers, banks and bank trust departments who may charge the investor a transaction fee or other fee for the services at the time of purchase. Such fees would not otherwise be charged if the shares were purchased directly from the Fund.

PURCHASE BY WIRE

     To order shares for purchase by wiring federal funds, the Transfer Agent must first be notified by calling (800) 441-6580 to request an account number and furnish the Fund with your tax identification number. Following notification to the Transfer Agent, federal funds and registration instructions should be wired through the Federal Reserve System to:

                                 UMB BANK, N.A.
                                ABA #10-10-00695

                FOR: FIRST DATA INVESTOR SERVICES GROUP, INC.

                               A/C 98-7037-071-9
          FBO "DEM Multi-Manager Equity Fund Institutional Shares"
             ACCOUNT OF (exact name(s) of account registration)
                         SHAREHOLDER ACCOUNT #_______

     A completed application with signature(s) of registrant(s) must be filed with the Transfer Agent immediately subsequent to the initial wire.
Investors should be aware that some banks may impose a wire service fee. Stockholders may be subject to 31% withholding if an original application is not received.

                              REDEMPTION OF SHARES

     An investor of the Fund may redeem (sell) shares on any day that the Fund's net asset value is calculated (see "NET ASSET VALUE" below). Requests for the redemption of Institutional Shares are placed with an Institution by its customers, which is then responsible for the prompt transmission of this request to the Transfer Agent.

     Institutions may redeem Institutional Shares without charge on any business day that the NYSE is open (see "NET ASSET VALUE"). Redemptions will be effective at the net asset value per share next determined after the receipt by the Transfer Agent of a redemption request meeting the requirements described below. The Fund normally sends redemption proceeds on the next business day, but in any event redemption proceeds are sent within seven calendar days of receipt of a redemption request in proper form. Payment may also be made by wire directly to any bank previously designated by the Institution in an account application. There is a $9.00 charge for redemption by wire. Please note that the Institution's bank also may impose a fee for wire service. The Fund will not honor redemption requests of Institutions who recently purchased shares by check until it is reasonably satisfied that the purchase check has cleared, which may take up to fifteen days from the purchase date. To avoid delays of this kind, an Institution may wish to purchase by wire if it is planning on redeeming its shares in the near future.

     Except as noted below, redemption requests received in proper form by the Transfer Agent prior to the close of regular trading hours on the NYSE on any business day that the Fund calculates its per share net asset value are effective that day.

     Redemption requests received after the close of the NYSE are effective as of the time the net asset value per share is next determined.

     The Fund will satisfy redemption requests in cash to the fullest extent feasible, so long as such payments would not, in the opinion of the Investment Advisor or the Board of Directors, result in the necessity of the Fund selling assets under disadvantageous conditions and to the detriment of the remaining stockholders of the Fund.

     Pursuant to the Company's Charter, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Fund has elected, pursuant to Rule 18f-1 under the act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one Institution holding Institutional Shares. Payments in excess of this limit will also be made wholly in cash unless the Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. Any portfolio securities paid or distributed in-kind would be valued as described under "NET ASSET VALUE." In the event that an in-kind distribution is made, an Institution may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio. Where an Institution has requested redemption of all or a part of the Institution's investment, and where the Fund completes such redemption in-kind, the Fund will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption but the stockholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the stockholder's basis in the Fund shares redeemed. Shares may be redeemed in one of the following ways:

REDEMPTION BY MAIL

     Shares may be redeemed by submitting a written request for redemption to the Transfer Agent at FPS Services, Inc., 3200 Horizon Drive, PO Box 61503, King of Prussia, PA 19406-0903.

     A written redemption request to the Transfer Agent must: (i) identify the stockholder's account number, (ii) state the number of shares or dollars to be redeemed and, (iii) be signed by each registered owner exactly as the shares are registered. A redemption request for amounts above $25,000, or redemption requests for which proceeds are to be mailed somewhere other than the address of record, must be accompanied by signature guarantees. Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Broker-dealer guaranteeing signatures must be members of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians.

     A redemption request will not be deemed to be properly received until the Transfer Agent receives all required documents in proper form. Questions with respect to the proper form for redemption requests should be directed to the Transfer Agent at (800) 441-6580.

REDEMPTION BY TELEPHONE

     Institutions who have so indicated on the application, or have subsequently arranged in writing to do so, may redeem shares by instructing the Transfer Agent by telephone. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent at the address listed above. The request must be signed by each stockholder of the account or by the account's authorized representative with a signature guarantee, as described previously.

     Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, including requesting an Institution to correctly state its Fund account number, the name in which its account is registered, its banking institution, bank account number and the name in which its bank account is registered. To the extent that the Fund fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.

     The Fund reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time by the Fund.

ADDITIONAL INFORMATION

     The Fund also reserves the right to involuntarily redeem an investor's account where the account is worth less than the minimum initial investment required when the account is established, presently $25,000. (Any redemption of shares from an inactive account established with a minimum investment may reduce the account below the minimum initial investment, and could subject the account to redemption initiated by the Fund.) The Fund will advise the Institutional stockholder of such intention in writing at least sixty (60) days prior to effecting such redemption, during which time the Institution may purchase additional shares in any amount necessary to bring the account back to $25,000. The Fund currently has no intention of exercising its right to involuntarily redeem accounts but reserves the right to initiate involuntary redemptions in the future.

     If the Board of Directors determines that it would be detrimental to the best interest of the remaining stockholders of the Fund to make payment in cash, the Fund may pay the redemption price in whole or in part by distribution in kind of readily marketable securities, from the Fund, within certain limits prescribed by the U.S. Securities and Exchange Commission. Such securities will be valued on the basis of the procedures used to determine the net asset value at the time of the redemption. If shares are redeemed in kind, the redeeming stockholder will incur brokerage costs in converting the assets into cash.

     Securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

                                NET ASSET VALUE

     The net asset value of shares of the Fund is determined each business day as of the close of trading on the NYSE (currently 4:00 p.m. Eastern
Time). Options and futures contracts are valued at their daily quoted settlement price on the exchange on which they are traded and are included in such net asset value determination. The NYSE is scheduled to be open Monday through Friday throughout the year except for certain Federal and other holidays. The net asset value per Investor Share of the Fund is calculated by adding the Investor Shares' pro rata share of the value of the Fund's assets, deducting the Investor Shares' pro rata share of the Fund's liabilities and the liabilities specifically allocated to Investor Shares and then dividing the result by the total number of outstanding Investor Shares. Fund securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Securities that are traded over-the-counter are valued, if bid and asked quotations are available, at the mean between the current bid and asked prices. If bid and asked quotations are not available, then over-the-counter securities are valued through valuations obtained from a commercial pricing service or as determined in good faith by the Board of Directors. In making this determination the Board considers, among other things, publicly available information regarding the issuer, market conditions and values ascribed to comparable companies. In instances where the price determined above is deemed not to represent fair market value, the price is determined in such manner as the Board may prescribe. Investments in short-term debt securities having a maturity of 60 days or less are valued at amortized cost if their term of maturity from the date of purchase was less than 60 days, or by amortizing their value on the 61st day prior to maturity if their term to maturity from the date of purchase when acquired by the Fund was more than 60 days, unless this is determined by the Board of Directors not to represent fair value. All other securities and assets are taken at fair value as determined in good faith by the Board of Directors, although the actual calculation may be done by others. Income and expenses (including advisory and administration fees) are accrued daily and taken into account in computing net asset value.

                                   DIVIDENDS

     The Fund calculates its dividends, if any, from net investment income. Net investment income includes interest accrued and dividends earned on the Fund's portfolio securities for the applicable period less applicable expenses. The Fund declares dividends, if any, from its net investment income quarterly and net realized capital gains annually unless such capital gains are used to offset losses carried forward from prior years, in which case no such capital gains will be distributed.

     Dividends paid by the Fund with respect to Investor Shares and Institutional Shares are calculated in the same manner and at the same time. Both classes will share proportionately in the investment income and expenses of the Fund, except that the per share dividends of Investor Shares will differ from the per share dividends of Institutional Shares as a result of additional distribution expenses applicable to Investor Shares.

     Unless an investor instructs the Fund to pay dividends or distributions in cash, dividends and distributions will automatically be reinvested in additional Investor Shares of the Fund at net asset value. The election to receive dividends in cash may be made on the account Application or subsequently, by writing to the Transfer Agent at First Data Investor Services Group, Inc., 3200 Horizon Drive, PO Box 61503, King of Prussia, Pennsylvania 19406, or by calling the Transfer Agent at (800) 441-6580. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the stockholder's account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital although such dividends and distributions are subject to taxes.

                                     TAXES

     The following discussion reflects applicable tax laws as of the date of this Prospectus.

TAXATION OF THE FUND

     The Fund intends to elect and intends to qualify each year to be treated as a regulated investment company (a "RIC") for federal income tax purposes in accordance with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, the Fund (see "OTHER INFORMATION--Capital Stock"), must satisfy certain tests regarding the source of its income, diversification of its assets and distribution of its income. If the Fund otherwise qualifies as a regulated investment company and the Fund distributes to its stockholders at least 90% of its investment company taxable income, then the Fund will not be subject to federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income. In addition, the Fund will be subject to a nondeductible 4% excise tax on the amount by which the distributed amount in any calendar year is less than a sum of (i) 98% of its ordinary income; (ii) 98% of its capital gain net income; and (iii) any prior year underdistributions.

If in any year the Fund fails to qualify under Subchapter M as a regulated investment company, the Fund would incur a corporate income tax on its taxable income for the year, and the entire amount of the Fund's distribution would generally be characterized as ordinary income.

TAXATION OF STOCKHOLDERS

     DISTRIBUTIONS

     In general, all distributions to stockholders attributable to the Fund's investment company taxable income will be taxable as ordinary income whether paid in cash or reinvested in additional shares of the Fund.

     The Fund intends to distribute any net capital gain annually and intends to designate the appropriate type of those capital gain distributions for tax purposes. In general, if the Fund designates a dividend as a capital gain dividend, the dividend will be taxed to individual stockholders at no more than 20%. Capital gains dividends are taxable to stockholders regardless of whether the dividends are paid in cash or reinvested in additional shares of the Fund and regardless of how long a stockholder has held shares in the Fund. Distributions of short-term capital gain dividends result in ordinary income

     Stockholders receiving distributions in the form of additional shares of the Fund will be treated for federal income tax purposes as having received the amount of cash used to purchase such shares. In general, the basis of such shares will equal the price paid for such shares.

     SALES OF SHARES

     In general, if a share of the Fund is redeemed, the stockholder will recognize gain or loss equal to the difference between the amount realized on the sale and the stockholder's adjusted basis in the share. Any gain or loss realized upon a sale of shares by a stockholder who is not a dealer in securities will generally be treated as capital gain or loss and capital gain or loss will be long-term capital gain or loss if the shares that were sold had been held for more than one year. Long-term capital gains on shares held more than one year by individuals will be taxed at no higher than a 20% rate. However, any loss recognized by a stockholder on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the stockholder and the stockholder's share of undistributed net capital gain. In addition, any loss realized on a sale of shares will be disallowed to the extent the shares disposed of are replaced within a period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     BACKUP WITHHOLDING

     The Fund may be required to withhold federal income tax at the rate of 31% of any dividend or redemption payments made to certain stockholders if such stockholders have not provided a correct taxpayer identification number and certain required certifications to the Company, or if the Secretary of the Treasury notifies the Company that the taxpayer identification number provided by a stockholder is not correct or that the stockholder has previously underreported its interest and dividend income. Stockholders can credit such withheld income taxes against their income tax liabilities.

     The foregoing discussion is a summary of certain of the current federal income tax laws regarding the Fund and investors in the shares of the Fund and does not deal with all of the federal income tax consequences applicable to the Fund, or to all categories of investors, some of which may be subject to special rules. Prospective investors should consult their own tax advisers regarding the federal, state, local, foreign and other tax consequences to them of investments in the Fund. For additional tax information, see "TAXATION" in the Fund's Statement of Additional Information.

                                 OTHER INFORMATION

CAPITAL STOCK

     The Company was incorporated on November 22, 1988 under the laws of the State of Maryland under the name The Chapman Funds, Inc. It is a registered open-end, management investment company under the 1940 Act set up as a "series fund" which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for tax and other purposes. A stockholder of one Series is not deemed to be a stockholder of any other Series. The Fund is non-diversified under the 1940 Act. See "RISK FACTORS--Non-Diversified Status." The Company's charter authorizes the Board to issue 10 billion full and fractional shares of common stock, par value $.001 per share, of which 1 billion shares are designated DEM Multi-Manager Equity Fund Institutional Shares. Under the Company's charter documents and Maryland law, the board has the power to classify or reclassify any unissued shares of the Company into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board may similarly classify or reclassify any class of its shares into one or more series and, without stockholder approval, may increase the number of authorized shares of the Company. All shares of the Fund, when issued, will be fully paid and nonassessable.

     The Fund offers a separate class of shares, the Investor Shares, to individual investors through a separate prospectus. Shares of each class represent equal pro rata interests in the Fund's common investment portfolio and accrue dividends and calculate net asset value and performance quotations in the same manner. However, Investor

Shares are sold with a sales load and may have different sales charges and other expenses which may affect performance.

     All shares of the Company have equal voting rights and will be voted in the aggregate, and not by class, except where class voting is required by law or the matter affects only one class. There is no provision for cumulative voting.

     The Company is not required under Maryland law to hold annual meetings of stockholders for the election of Directors and currently does not intend to do so. Stockholders have the right to call for a meeting to consider the removal of one or more of the Company's Directors if the request is made in writing by the holders of at least 10% of the Company's outstanding voting securities. The Company will assist in calling the meeting as required under the 1940 Act.

     Stockholders of record will receive unaudited semi-annual reports and an annual report containing financial statements audited by independent auditors. Investors may obtain information about the Investor Shares or the other classes of the Company by contacting the Distributor at the telephone number listed on the back of this Prospectus.

STOCKHOLDER INQUIRIES

     Investors may write or call the Distributor or the Transfer Agent at the addresses and telephone numbers on the back cover of this Prospectus with any questions relating to their investment.

CONTROLLING STOCKHOLDER

     As of September 30, 1998, the Investment Advisor owns one Investor Share and one Institutional Share of the Fund which comprises 100% of the Fund's outstanding Common Stock. Because one stockholder owns in excess of 25% of the issued and outstanding Common Stock of the Fund as of September 30, 1998, such stockholder is deemed to control the Fund. Accordingly, such stockholder has significant power to affect the affairs of the Fund or to determine or influence the outcome of matters submitted to a vote of the stockholders of the Fund.

     The Investment Adviser is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc. Nathan A. Chapman, Jr., who is the controlling stockholder of Chapman Capital Management Holdings, Inc., is a controlling person (as that term is defined under the 1940 Act) of Chapman Capital Management Holdings, Inc. and, therefore, a controlling person of the Investment Adviser.

                                   [LOGO] -TM-

                          DEM MULTI-MANAGER EQUITY FUND
                              INSTITUTIONAL SHARES





                               A DOMESTIC EMERGING
                               MARKETS INVESTMENT
                                   OPPORTUNITY
                         ------------------------------




                                   PROSPECTUS







                                     , 1998



No person is authorized to make any representations in connection with this offering other than those included in this Prospectus or in supplemental sales literature issued by the Fund or its Distributor.



INVESTMENT ADVISOR:

CHAPMAN CAPITAL
MANAGEMENT, INC.
     World Trade Center--Baltimore
     401 East Pratt Street, 28th Floor
     Baltimore, Maryland 21202
     (410) 625-9656



TRANSFER AND DIVIDEND PAYING AGENT AND
ACCOUNTING AGENT:

FIRST DATA INVESTOR SERVICES GROUP
     3200 Horizon Drive
     PO Box 61503
     King of Prussia, Pennsylvania 19406
     (800) 441-6580



CUSTODIAN:

UMB BANK, N.A.
     928 Grand Avenue
     Kansas City, Missouri 64141-6226



DISTRIBUTOR:

THE CHAPMAN CO.
     World Trade Center--Baltimore
     401 East Pratt Street, 28th Floor
     Baltimore, Maryland 21202
     (410) 625-9656
     (800) 752-1013

                             SUBJECT TO COMPLETION
   Preliminary Statement of Additional Information dated: September 30, 1998

       Statement of Additional Information Dated:              , 1998

                         DEM MULTI-MANAGER EQUITY FUND
                                INVESTOR SHARES
                              INSTITUTIONAL SHARES

                         WORLD TRADE CENTER - BALTIMORE
                       401 EAST PRATT STREET, 28TH FLOOR
                           BALTIMORE, MARYLAND 21202
                   TELEPHONE:  (410) 625-9656, (800) 752-1013



     This Statement of Additional Information of the DEM Multi-Manager Equity Fund (the "Fund") is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund's Investor Shares Prospectus or Institutional Shares Prospectus dated the same date as this Statement of Additional Information (each, the "Prospectus"). This Statement of Additional Information contains additional information to that set forth in the Prospectus and should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained without charge by writing The Chapman Co., World Trade Center - Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202, or calling at (410) 625-9656, (800) 752-1013.

                               TABLE OF CONTENTS


Investment Program . . . . . . . B-2    Taxation . . . . . . . . . . . . .  B-22
Management . . . . . . . . . . . B-9    Capital Stock. . . . . . . . . . .  B-24
Control Persons and Principal. . B-15   Performance Information. . . . . .  B-25
  Holders of Securities                 Counsel to the Company . . . . . . .B-26
Purchase of Shares . . . . . . . B-19   Independent Auditors . . . . . . .  B-26
Redemption of Shares . . . . . . B-20   Financial Statements . . . . . . .  F-1
Portfolio Transactions . . . . . B-20

Domestic Emerging Markets-Registered Trademark- is a registered trademark and DEM-TM-, DEM Profile-TM-, DEM Universe-TM-, DEM Company-TM- and DEM Index-TM-are trademarks of Nathan A. Chapman, Jr.



              A DOMESTIC EMERGING MARKETS INVESTMENT OPPORTUNITY

THIS REGISTRATION STATEMENT AND THE INFORMATION CONTAINED HEREIN ARE SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY AN OFFER TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. UNDER NO CIRCUMSTANCES SHALL THIS REGISTRATION STATEMENT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY JURISDICTION IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH JURISDICTION.

                               INVESTMENT PROGRAM

     The following information supplements the discussion of the investment policies of the Fund found under "INVESTMENT OBJECTIVES" in the Prospectus.

     The DEM Multi-Manager Equity Fund (the "Fund") is a series of The Chapman Funds, Inc. (the "Company"), an open-end, management investment company known as a series fund (the Fund and each series of the Company are herein referred to as a "Series"). The Fund is a non-diversified portfolio that seeks aggressive long-term growth through capital appreciation by investment in companies deemed to possess strong growth characteristics. Such companies are identified through the Fund's domestic emerging markets multi-manager ("DEM Multi-Manager") strategy. Under the DEM Multi-Manager strategy, the assets of the Fund are managed by multiple sub-advisors recommended by Chapman Capital Management, Inc. (the "Investment Advisor") and approved by the Board of Directors. Such sub-advisors must meet the domestic emerging markets profile which includes only those companies that are controlled by African Americans, Asian Americans, Hispanic Americans or women that are located in the United States and its territories (the "DEM Profile"). Although the Fund's sub-advisors must meet the DEM Profile, the sub-advisors will not consider the DEM Profile in making investment decisions for the Fund's portfolio. Accordingly, the Investment Advisor does not expect companies that meet the DEM Profile to constitute a large percentage of the Fund's portfolio. Both capital appreciation and income are considered in choosing specific investments, but the primary emphasis is on capital appreciation. The Fund retains maximum flexibility as to the types of investments it may make and is permitted to invest in portfolio companies with large and small market capitalizations. Some of these investments may involve the purchase of securities directly from portfolio companies in initial or other public offerings of their securities. See "RISK FACTORS--Investment in Small Companies" in the Prospectus.

     The Investment Advisor will track the performance of each of the Fund's sub-advisors and will have discretion to identify and recommend new sub-advisors, allocate assets among the existing sub-advisors, and terminate existing sub-advisors. Each sub-advisor uses its own investment approach and investment strategies to achieve the Fund's investment objectives in accordance with the Fund's investment restrictions. See "MANAGEMENT--The Sub-Advisors" in the Prospectus.

OPTIONS TRANSACTIONS

     The Fund may invest up to 15% of its total assets, represented by the premium paid, in the purchase of call and put options in respect of specific securities in which the Fund may invest. The Fund may write covered call and put option contracts to the extent of 15% of the value of its net assets at the time such option contracts are written. The principal reason for the Fund writing covered call options is to realize, through the receipt of premiums, a greater return then would be realized on its portfolio securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to release income in the form of premiums.
The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

     Options ordinarily will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the time the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Fund may write (a) in-the-money call options when a sub-advisor expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when a sub-advisor expects that the price of the underlying security will remain stable or advance moderately during the option period and (c) out-of-the-money call options when a sub-advisor expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In these circumstances, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

     So long as the Fund's obligation as the writer of an option continues, it may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

     While it may choose to do otherwise, the Fund generally will purchase or write only those options for which a sub-advisor believes there is an active secondary market so as to facilitate closing transactions. There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that otherwise may interfere with the timely execution of customers' orders, will recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

     The Fund intends to treat options in respect of specific securities that are not traded on a national securities exchange or the Nasdaq National Market and the securities underlying covered call options written by the Fund as illiquid securities subject to the Fund's investment limitation on illiquid securities as set forth below. See "INVESTMENT OBJECTIVES" in the Prospectus.

NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

     The Fund may not invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market and securities that are restricted securities as defined in Rule 144 under the Securities Act ("Illiquid Securities"). Illiquid Securities include securities which have not been registered under the Securities Act, sometimes referred to as private placements, and are purchased directly from the issuer or in the secondary market. The Fund will seek to invest in the securities of private companies that a sub-advisor believes have the potential for above average capital appreciation, in anticipation of their initial public offering. Investment companies do not typically hold a significant amount of restricted securities or other Illiquid Securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and an investment company might be unable to dispose of restricted or other Illiquid Securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also be required to register Illiquid Securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede a public offering of such securities.

     Although the Fund's management believes that investments in Illiquid Securities offer the opportunity for significant capital gains, these investments involve a high degree of business and financial risk that can result in substantial losses in the portion of the Fund's portfolio invested in these investments. Among these are the risks associated with companies in an early stage of development or with little or no operating history, companies operating at a loss or with substantial variation in operating results from period to period, companies with the need for substantial additional capital to support expansion or to maintain their competitive positions, or companies with significant financial leverage. Such companies may also face intense competition from others including those with greater financial resources or more extensive development, manufacturing, distribution or other attributes, over which the Fund will have no control.

LOANS OF SECURITIES

     The Fund is authorized to lend securities it holds to brokers, dealers and other financial organizations, but it will not lend securities to any affiliate of the Investment Advisor or any sub-advisor unless the Fund applies for and receives specific authority to do so from the Securities and Exchange Commission (the "SEC"). The Fund's loans of securities are collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in a segregated account in an amount equal to the current market value of the loaned securities. From time to time, the Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a "finder."

     By lending its securities, the Fund can increase its income by continuing to receive interest on the loaned securities, by investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when U.S. Government securities are used as collateral. The portfolio adheres to the following conditions whenever it lends its securities: (1) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower, which amount of collateral is maintained by daily marking to market; (2) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the loaned securities may pass to the borrower, except that, if a material event adversely affecting the investment in the loaned securities occurs, the Board of Directors must terminate the loan and regain the Fund's right to vote the securities. Up to 20% of the Fund's assets may be invested pursuant to such techniques for hedging and risk management purposes or when, in the opinion of the Investment Advisor or a sub-advisor, such techniques can be expected to yield a higher investment return than other investment options.

REPURCHASE AGREEMENTS

     The Fund may enter into "repurchase agreements" pertaining to the securities in which it may invest with securities dealers or member banks of the Federal Reserve System. A repurchase agreement arises when a buyer such as the Fund purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate which is effective for the period of time the buyer's money is invested in the security and which is related to the current market rate rather than the coupon rate on the purchased security. Such agreements permit the Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund requires continual maintenance by its custodian for its account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the resale price. In the event a vendor defaulted on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a vendor's bankruptcy, the Fund might be delayed in, or prevented from, selling the collateral for the Fund's benefit. The Board of Directors has established procedures, which are periodically reviewed by the Board, pursuant to which the Investment Advisor monitors the creditworthiness of the dealers and banks with which the Fund enters into repurchase agreement transactions.

AMERICAN DEPOSITORY RECEIPTS

     American Depository Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

FUNDAMENTAL POLICIES

     The following investment restrictions are fundamental and cannot be changed without the approval of holders of a majority of the Fund's outstanding voting shares, which, as used here, means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares. The Fund's investment policies that are not designated fundamental policies may be changed by the Board of Directors without stockholder approval. The percentage limitations set forth below, as well as those described in the Prospectus, are measured and applied only at the time an investment is made or other relevant action is taken by the Fund.
 The investment policies adopted by the Fund prohibit the Fund from:

     (1) Issuing senior securities, borrowing money or pledging its assets, except that: (i) the Fund may borrow from banks in amounts aggregating not more than 33 1/3% of the value of the Fund's total assets (calculated when the loan is made) to take advantage of investment opportunities and may pledge up to 33 1/3% of the value of its total assets to secure such borrowings; (ii) the Fund may purchase securities on margin pursuant to margin arrangements with banks up to the limits set forth in (i) for bank borrowings; and (iii) the Fund may borrow an additional 5% of its total assets without regard to the foregoing limitations for temporary purposes such as clearance of portfolio transactions and share redemptions.

     (2) Engaging in the business of underwriting securities issued by other persons, except that to the extent the Fund is permitted to invest in Illiquid Securities (currently, the Fund may not invest more than 15% of its net assets in Illiquid Securities), the Fund may be deemed to act as an underwriter to portfolio companies.

     (3) Concentrating investments in particular industries. The Fund's policy is not to concentrate investments, i.e., to limit its investments in any one industry, so that it will make no additional investment in any industry if such investment would result in its having over 25% of the value of its assets at the time in such industry (The Domestic Emerging Markets market segment is not considered an industry for this purpose).

     (4) Engaging in the purchase and sale of real estate or real estate or mortgage-backed securities.

     (5)  Purchasing or selling commodities or commodities contracts.

     (6) Making loans to others, except through the purchase of qualified (publicly distributed bonds, debentures or other securities) debt obligations, the entry into repurchase agreements and loans of portfolio securities consistent with the Fund's investment objectives and policies.

     (7) Investing in foreign securities (other than American Depository Receipts).

OTHER INVESTMENT POLICIES

     The policy of the Fund is not to invest its funds for the purpose of purchasing working control in companies except when and if, in the judgment of the Investment Advisor, such investment is deemed advisable. This policy of the Fund, which is established by the Board of Directors, is subject to change without stockholder approval.

PORTFOLIO TURNOVER

     The Fund does not intend to seek profits through short-term trading, but the rate of turnover will not be a limiting factor when the Fund deems it desirable to sell or purchase securities. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

     As a result of the Fund's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds. For example, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold. To the extent that its portfolio is traded for the short-term, the Fund will be engaged essentially in trading activities based on short-term considerations affecting the value of an issuer's stock instead of long-term investments. Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The Fund cannot accurately predict its turnover rate, but anticipates that its annual portfolio turnover will not exceed 200%.

                                  MANAGEMENT

DIRECTORS AND OFFICERS

     The Directors and executive officers of the Company are listed below. Directors deemed to be "interested persons" of the Company for purposes of the Investment Company Act of 1940, as amended (the "1940 Act") are indicated by an asterisk.


-----------------------------------------------------------------------------------------------------------------
                                                           Principal
                                    Positions(s)           Occupations(s)
                                    Held with              During
 Name and Address                   Registrant       Age   Past 5 Years
 ----------------                   ----------       ---   ------------
-----------------------------------------------------------------------------------------------------------------
 * Nathan A. Chapman, Jr.           Director         40    President and Director since 1986 of The Chapman Co.
                                    and                    President and Director since 1988 of Chapman Capital
                                    President              Management, Inc.  President and Director of DEM,
                                                           Inc. (a closed-end investment company managed by the
                                                           Investment Advisor) since  1995.  President and
                                                           Director of Chapman Holdings, Inc. since 1997.
                                                           President and Director of Chapman Capital Management
                                                           Holdings, Inc. since 1997.
-----------------------------------------------------------------------------------------------------------------
 Dr. Glenda Glover                  Director         45    Dean of School of Business, Jackson State University
                                                           since 1994. Chairperson of Accounting Department,
                                                           Howard University  from 1990 through 1994. Director
                                                           of DEM, Inc.
-----------------------------------------------------------------------------------------------------------------
 * Dr. Benjamin Hooks               Director         72    Senior Vice President of The Chapman Co. since May
                                                           1993.  Executive Director of the NAACP from 1977 to
                                                           April 1993. Director of DEM, Inc.
-----------------------------------------------------------------------------------------------------------------
 James B. Lewis                     Director         50    City Administrator, City of Rio Rancho since March
                                                           1996.  Chief Clerk-State Corporation Commission of
                                                           New Mexico from April 1995 until March 1996, Chief
                                                           of Staff, Office of the Governor of New Mexico from
                                                           Jan. 1991 to April 1995.  Director of DEM, Inc.
-----------------------------------------------------------------------------------------------------------------
 Wilfred Marshall                   Director         62    Principal, Marshall Enterprises since 1994.
                                                           Director, Mayor's Office of Small Business
                                                           Assistance - City of Los Angeles 1981 until 1994.
-----------------------------------------------------------------------------------------------------------------
 David Rivers                       Director         54    Director of Community Development Medical University
                                                           of South Carolina Environmental Hazards Assessment
                                                           Program since 1994; President, Research Planning
                                                           and Management from 1991 to 1994.
-----------------------------------------------------------------------------------------------------------------
 * Lottie H. Shackelford            Director         56    Executive Vice President of Global USA since 1994.
                                                           City Director of the City of Little Rock, Arkansas,
                                                           1978 to 1992.  Director of DEM, Inc. since 1995.
                                                           Director of Chapman Holdings, Inc. since 1997.
-----------------------------------------------------------------------------------------------------------------
 Ronald A. White                    Director         48    Senior Partner, Ronald A. White, P.C., since 1982,
                                                           Director of DEM, Inc.
-----------------------------------------------------------------------------------------------------------------
 Valerie A. Chapman                 Vice- President  36    Administrator of The Chapman Co. since March 1988.
                                                           She is married to Nathan A. Chapman, Jr.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                           Principal
                                    Positions(s)           Occupations (s)
                                    Held with              During
 Name and Address                   Registrant       Age   Past 5 Years
 ----------------                   ----------       ---   ------------
-----------------------------------------------------------------------------------------------------------------
 Earl U. Bravo, Sr.                 Secretary and    50    Senior Vice President, Secretary and Assistant
                                    Assistant              Treasurer since 1997 of The Chapman Co. and Chapman
                                    Treasurer              Holdings, Inc. Secretary and Assistant Treasurer
                                                           since 1998 of Chapman Capital Management, Inc. and
                                                           Chapman Capital Management Holdings, Inc.  Director
                                                           of Chapman Holdings, Inc. and Chapman Capital
                                                           Management Holdings, Inc. since 1997 and 1998,
                                                           respectively.  Vice President, Secretary and
                                                           Assistant Treasurer of DEM, Inc.  Mr. Bravo has been
                                                           employed in various senior executive positions with
                                                           The Chapman Co. and Chapman Capital Management, Inc.
                                                           since 1990.
-----------------------------------------------------------------------------------------------------------------
 M. Lynn Ballard                    Treasurer and    55    Controller, Treasurer and Assistant Secretary of
                                    Assistant              Chapman Holdings, Inc., The Chapman Co., Chapman
                                    Secretary              Capital Management, Inc. and Chapman Capital
                                                           Management Holdings, Inc.  Treasurer and Assistant
                                                           Secretary of DEM, Inc. Ms. Ballard has been employed
                                                           in various financial positions with The Chapman Co.
                                                           and Chapman Capital Management, Inc. since 1988.
-----------------------------------------------------------------------------------------------------------------


          The address of each Director and officer is World Trade Center - Baltimore, 401 E. Pratt Street, 28th Floor, Baltimore, Maryland 21202.

          Directors of the Company who are not officers receive from the Company a fee of $1,000 for each Board of Directors meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at meetings.
 Officers of the Company do not receive compensation from the Company.

COMPENSATION TABLE


---------------------------------------------------------------------------------------------------------
                                             Retirement or                           Total Compensation
                          Aggregate          Pension Benefits      Estimated Annual  from Company and
 Name of Person/          Compensation from  Accrued as Part of    Benefits upon     Fund Complex Paid
 Position                 Company            Company Expenses      Retirement        to Directors
---------------------------------------------------------------------------------------------------------
 Nathan A. Chapman, Jr.          None                None                None               None
 Director, Chairman,
 President
---------------------------------------------------------------------------------------------------------
 James Lewis                    $4,000               None                None              $8,000
 Director
---------------------------------------------------------------------------------------------------------
 Lottie Shackelford             $4,000               None                None              $8,000
 Director
---------------------------------------------------------------------------------------------------------
 Levi Watkins, MD                None                None                None               None
 Director
---------------------------------------------------------------------------------------------------------
 Ronald A. White                $3,000               None                None              $6,000
 Director
---------------------------------------------------------------------------------------------------------
 Dr. Benjamin Hooks             $4,000               None                None              $5,000
 Director
---------------------------------------------------------------------------------------------------------
 Wilfred Marshall               $4,000               None                None              $4,000
 Director
---------------------------------------------------------------------------------------------------------
 David Rivers                   $3,000               None                None              $3,000
 Director
---------------------------------------------------------------------------------------------------------


     Under the Company's charter and Maryland law, Directors and officers of the Company are not liable to the Company or its stockholders except for receipt of an improper personal benefit or active and deliberate dishonesty. The Company's charter requires that it indemnify its Directors and officers against liabilities unless it is proven that a Director or officer acted in bad faith or with active and deliberate dishonesty or received an improper personal benefit. These provisions are subject to the limitation under the 1940 Act that no Director or officer may be protected against liability to the Company for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his office.

     For so long as the Distribution Plan described in the Prospectus section captioned MANAGEMENT--The Distributor" remains in effect, the Directors of the Company who are not "interested persons" of the Company, as defined in the 1940 Act, will be selected and nominated by the Directors who are not "interested persons" of the Company.

THE INVESTMENT ADVISOR

     The Investment Advisor, Chapman Capital Management, Inc., has been retained under an investment advisory and administrative services agreement ("Advisory and Administrative Services Agreement") to provide investment advice and, in general, to supervise the management and investment program of the Fund in accordance with the Fund's investment objectives, policies, and restrictions and under the supervision and control of the Company's Board of Directors. The Investment Advisor was established in 1988 and is located at The World Trade Center - Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202.

     The Investment Advisor is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc. Nathan A. Chapman, Jr., who is the controlling stockholder of Chapman Capital Management Holdings, Inc., is a controlling person (as that term is defined under the 1940 Act) of Chapman Capital Management Holdings, Inc. and, therefore, a controlling person of the Investment Advisor.

     The table below sets forth the names of affiliated persons of the Company who are also affiliated persons of the Investment Advisor:


------------------------------------------------------------------------------------------------------------------
          Name and
 Principal Business Address         Position With Investment Advisor                 Position With Company
------------------------------------------------------------------------------------------------------------------
 Nathan A. Chapman, Jr.      Chairman of the Board, Director and President   Chairman of the Board, Director and
 401 E. Pratt St.                                                            President
 28th Floor
 Baltimore, MD  21202
------------------------------------------------------------------------------------------------------------------
 Earl U. Bravo, Sr.          Secretary and Assistant Treasurer               Secretary and Assistant Treasurer
 401 E. Pratt St.
 28th Floor
 Baltimore, MD  21202
------------------------------------------------------------------------------------------------------------------
 M. Lynn Ballard             Controller, Treasurer and Assistant Secretary   Treasurer and Assistant Secretary
 401 E. Pratt Street
 28th Floor
 Baltimore, MD  21202
------------------------------------------------------------------------------------------------------------------


     The Investment Advisor has overall responsibility for assets under management, provides overall investment strategies and programs for the Fund, recommends sub-advisors, allocates assets among the sub-advisors, monitors and evaluates sub-advisors' performance and manages short-term investments for the Fund. The Fund's assets are managed by sub-advisors who enter into sub-advisory agreements with the Fund. The Investment Advisor receives from the Fund an advisory fee at an annual rate of 1.25% of the value of the Fund's average weekly net assets during the preceding month payable monthly in arrears and an administration fee of .15 of 1% of the Fund's average weekly net assets during the preceding month payable monthly in arrears that is allocated to the Investor Shares and Institutional Shares on the basis of the net asset value of the Fund attributable to each such class. The Investment Advisor pays all sub-advisory fees from its advisory fee.

     In connection with the provision of advisory services, the Investment Advisor will supervise a continuous program of investment, evaluation and, if appropriate, sale and reinvestment of the Fund's assets. Further, the Investment Advisor will supply office facilities, data processing services, clerical, accounting and bookkeeping services, internal auditing services, executive and other administrative services; provide stationery and office supplies; prepare reports to the Fund's stockholders, tax returns and reports to and filings with the SEC and state Blue Sky authorities; calculate the net asset value of the Fund's shares; provide persons to serve as the Company's officers and generally assist in all aspects of the Company's operations. The Investment Advisor will pay for its own costs in providing the above listed services.

     The Investment Advisor will place orders for the purchase and sale of portfolio securities and will solicit brokers to execute transactions, including The Chapman Co., in accordance with the Company's policies and restrictions regarding brokerage allocations. The Investment Advisor will furnish to the Company such statistical information with respect to the investments which the Fund may hold or contemplate purchasing as the Company may reasonably request.

THE SUB-ADVISORS

     The Fund currently employs 9 sub-advisors to manage the Fund's assets on a day-to-day basis. In connection with the provision of sub-advisory services, each sub-advisor will conduct a continuous program of investment, evaluation and, if appropriate, sale and reinvestment of the Fund's assets allocated to such sub-advisor in accordance with the Fund's investment objectives and policies and the sub-advisor's investment approach and strategies. The sub-advisors will place orders for the purchase and sale of portfolio securities and will solicit brokers to execute transactions, including The Chapman Co., the Company's Distributor, and broker or dealer affiliates of sub-advisors of the Fund, in accordance with the Company's policies and restrictions regarding brokerage allocations. The sub-advisors will furnish to the Investment Advisor and the Company such statistical information with respect to the investments which the Fund may hold or contemplate purchasing as the Investment Advisor or the Company may reasonably request.

     All sub-advisors must meet the DEM Profile which includes only those companies that are controlled by African Americans, Asian Americans, Hispanic Americans or women that are located in the United States and its territories. In determining whether a specific investment advisor is "controlled" by African Americans, Asian Americans, Hispanic Americans or women and therefore meets that DEM Profile, the Investment Advisor will apply the following criteria: at least 10% of the investment advisor's outstanding voting securities must be beneficially owned by members of one or more of the listed groups and at least one of the investment advisor's top three executive officers (Chairman, Chief Executive Officer or President) must be a member of one or more of the listed groups.

     After identifying sub-advisors that satisfy the DEM criteria, the Investment Advisor applies additional criteria in the selection and retention of sub-advisors, including: (1) historical performance; (2) investment approaches that are distinct from the approaches of the Fund's other sub-advisors; (3) consistent performance in the context of the markets and preservation of capital in declining markets; (4) organizational stability and reputation; (5) quality and depth of investment personnel; and (6) ability to apply an investment approach consistently.
Each sub-advisor will not necessarily exhibit all of these criteria to the same degree.

     The Investment Advisor (not the Fund) pays each sub-advisor a monthly management fee of .35 of 1% of the value of the Fund's average weekly net assets under the sub-advisor's management during the preceding month payable monthly in arrears.

     The Board of Directors of the Company and the initial stockholder of the Fund have approved sub-advisory agreements between the Fund, the Investment Advisor and each of the investment advisors listed in the Prospectus to serve as sub-advisors of the Fund. See "MANAGEMENT--The Sub-Advisors" in the Prospectus. The Investment Advisor will allocate the Fund's assets among these sub-advisors. In its discretion, the Investment Adviser may allocate as much as 100 percent or as little as 0 percent of the Fund's assets to any one sub-advisor.

     The Fund and the Investment Adviser are seeking an exemption from the SEC that will permit the Investment Adviser to retain additional sub-advisors, terminate existing sub-advisors, and materially amend the sub-advisory agreements without stockholder approval. To the extent that the SEC grants the requested exemption, the Fund will send its stockholders a notice to this effect and will supplement its Prospectus and Statement of Additional Information with information about new sub-advisors and changes in sub-advisory agreements. To the extent that the Fund receives the requested exemption, the Fund also anticipates that within ninety days of retaining a new sub-advisor or materially amending a sub-advisory agreement, it will give its stockholders written notice of such addition or material change.

                CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     The following table sets forth, to the Company's knowledge, the name, the number of shares and the percentage of the outstanding shares of the Fund owned beneficially by each person who owned beneficially 5% or more of the outstanding shares of Common Stock as of September 30, 1998, the latest practicable date, and the ownership of all Directors and executive officers of the Company as a group.

---------------------------------------------------------------------------------
      NAME AND ADDRESS OF BENEFICIAL OWNER         TOTAL       TOTAL        %
                                                 INVESTOR  INSTITUTIONAL
                                                  SHARES       SHARES
---------------------------------------------------------------------------------
 CHAPMAN CAPITAL MANAGEMENT, INC. (1)                1           1         100%
 (a Washington, DC corporation)
 World Trade Center - Baltimore
 401 East Pratt Street, 28th Floor
 Baltimore, Maryland  21202
---------------------------------------------------------------------------------
 CHAPMAN CAPITAL MANAGEMENT HOLDINGS, INC. (2)       1           1         100%
 (a Maryland corporation)
 World Trade Center - Baltimore
 401 East Pratt Street, 28th Floor
 Baltimore, Maryland  21202
---------------------------------------------------------------------------------
 NATHAN A. CHAPMAN, JR. (2)                          1           1         100%
 World Trade Center - Baltimore
 401 East Pratt Street, 28th Floor
 Baltimore, Maryland  21202
---------------------------------------------------------------------------------
 All current Directors and executive officers        1           1         100%
 as a group
---------------------------------------------------------------------------------

___________________
(1)  The shares of Common Stock are owned beneficially and of record.
(2)  The shares of Common Stock are owned beneficially but not of record.

     Because the Investment Advisor, Chapman Capital Management, Inc., owns in excess of 25% of the issued and outstanding Common Stock of the Fund as of September 30, 1998, such stockholder is deemed to control the Fund. Accordingly, such stockholder has significant power to affect the affairs of the Fund or to determine or influence the outcome of matters submitted to a vote of the stockholders of the Fund.

     The Investment Adviser is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc. Nathan A. Chapman, Jr., is deemed a controlling person (as that term is defined under the 1940 Act) of Chapman Capital Management Holdings, Inc. and, therefore, a controlling person of the Investment Adviser.

DISTRIBUTOR

     The Distributor, The Chapman Co., has been retained under a distribution agreement (the "Distribution Agreement") to undertake the sale, on a continuous basis as agent, of the Fund's shares. The Distributor is not obliged to sell any particular amount of shares.

INVESTOR SHARES

     The Distributor is compensated through the payment of a front-end load of up to 4 3/4% of the offering price on the sale of Investor Shares and pursuant to the terms of a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act that is applicable to the Investor Shares (the "Investor Shares Distribution Plan"). See "PURCHASE OF SHARES--Purchase Price" in the Investor Shares Prospectus. The Distributor receives a fee under the Investor Shares Distribution Plan for stockholder administrative and distribution services at an annual rate of up to a total of .75% (up to
 .25% administrative fee and .50% distribution fee) of the average daily net assets of the Fund attributable to the Investor Shares. The Distributor has voluntarily limited such fee during the first fiscal year of the Fund to an aggregate of .50% of average daily net assets; however, there can be no assurance that the Distributor will continue to voluntarily limit the amount of such fee in the future.

     The Distributor will be paid fees under the Investor Shares Distribution Plan to compensate the Distributor or enable the Distributor to compensate other persons, ("Service Providers"), including any other distributor of the Investor Shares, for providing: (i) services primarily intended to result in the sale of the Investor Shares ("Distribution Services") and (ii) stockholder servicing, administrative and accounting services ("Administrative Services" and collectively with Distribution Services, "Services"). Distribution Services may include, but are not limited to: the printing and distribution to prospective investors in the Investor Shares of prospectuses and statements of additional information describing the Fund; the preparation, including printing, and distribution of sales literature, reports and media advertisements relating to the Investor Shares; providing telephone services relating to the Fund; distributing the Investor Shares; costs relating to the formulation and implementation of marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, and related travel and entertainment expenses; and costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable. In providing compensation for Distribution Services in accordance with the Plan, the Distributor is expressly authorized (i) to make, or cause to be made, payments reflecting an allocation of overhead and other office expenses related to providing Services; (ii) to make, or cause to be made, payments, or to provide for the reimbursement of expenses of, persons who provide support services in connection with the distribution of the Investor Shares including, but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding the

Fund, and providing any other Service; and (iii) to make, or cause to be made, payments to compensate selected dealers or other authorized persons for providing any Services. Administrative Services may include, but are not limited to, (i) responding to inquiries of prospective investors regarding the Fund; (ii) services to holders of Investor Shares not otherwise required to be provided by the Fund's custodian or any co-administrator; (iii) establishing and maintaining accounts and records on behalf of holders of Investor Shares; (iv) processing purchase, redemption and exchange transactions in Investor Shares; and (v) other similar services not otherwise required to be provided by the Fund's transfer agent or any co-administrator.
 Payments under the Plan are not tied exclusively to the distribution and administrative expenses actually incurred by the Distributor or any Service Provider, and the payments may exceed expenses actually incurred by the Distributor and/or a Service Provider. Furthermore, any portion of any fee paid to the Distributor or to any of its affiliates by the Fund or any of their past profits or other revenue may be used in their sole discretion to provide services to holders of Investor Shares or to foster distribution of the Investor Shares.

INSTITUTIONAL SHARES

     The Distributor is compensated for the sale of Institutional Shares pursuant to the terms of a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act that is applicable to the Institutional Shares (the "Institutional Shares Distribution Plan" and collectively with the Investor Distribution Plan, the "Distribution Plans"). The Distributor receives a fee under the Institutional Shares Distribution Plan for stockholder administrative and distribution services at an annual rate of up to a total of .25% of the average daily net assets of the Fund attributable to the Institutional Shares.

     The Distributor will be paid fees under the Institutional Shares Distribution Plan to compensate the Distributor or enable the Distributor to compensate other persons, including any other distributor of the Institutional Shares or institutional stockholders of record of the Institutional Shares, including but not limited to retirement plans, broker-dealers, depository institutions, and other financial intermediaries ("Institutions"), who own Institutional Shares on behalf of their customers, clients or (in the case of retirement plans) participants ("Customers") and companies providing certain services to Customers (collectively with Institutions, "Service Organizations"), for providing (a) services primarily intended to result in the sale of the Institutional Shares ("Selling Services") and (b) stockholder servicing, administrative and accounting services to Customers ("Stockholder Services").

     The annual fee paid to the Distributor with respect to Selling Services will compensate the Distributor, or allow the Distributor to compensate Service Organizations, to cover certain expenses primarily intended to result in the sale of the Institutional Shares, including, but not limited to: (i) costs of payments made to employees that engage in the distribution of the Institutional Shares; (ii) payments made to, and expenses of, persons who provide support services in connection with the distribution of the Institutional Shares, including, but not limited to, office space and equipment, telephone facilities, processing stockholder transactions and providing any other stockholder services not otherwise provided by the Fund's transfer agent; (iii) costs relating to the formulation and implementation of marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (iv) costs of printing and distributing prospectuses, statements of additional information and reports of the Fund to prospective holders of the Institutional Shares; (v) costs involved in preparing, printing and distributing sales literature pertaining to the Fund and (vi) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable.

     The annual fee paid to the Distributor with respect to Stockholder Services will compensate the Distributor, or allow the Distributor to compensate Service Organizations, for personal service and/or the maintenance of Customer accounts, including but not limited to (i) responding to Customer inquiries, (ii) providing information on Customer investments and (iii) providing other stockholder liaison services and for administrative and accounting services to Customers, including, but not limited to: (a) aggregating and processing purchase and redemption requests from Customers and placing net purchase and redemption orders with the Fund's distributor or transfer agent; (b) providing Customers with a service that invests the assets of their accounts in the Institutional Shares; (c) processing dividend payments from the Fund on behalf of Customers; (d) providing information periodically to Customers showing their positions in the Institutional Shares; (e) arranging for bank wires; (f) providing sub-accounting with respect to the Institutional Shares beneficially owned by Customers or the information to the Fund necessary for sub-accounting; (g) forwarding stockholder communications from the Fund (for example, proxies, stockholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers, if required by law and (h) providing other similar services to the extent permitted under applicable statutes, rules and regulations. Payments under this Institutional Shares Distribution Plan are not tied exclusively to the selling and stockholder expenses actually incurred by the Distributor or any Service Organization, and the payments may exceed expenses actually incurred by the Distributor or any Service Organization. Furthermore, any portion of any fee paid to the Distributor or to any of its affiliates by the Fund or any of their past profits or other revenue may be used in their sole discretion to provide services to stockholders of the Fund or to foster distribution of the Institutional Shares.

GENERAL INFORMATION

     Pursuant to the Distribution Plans, the Distributor provides the Board of Directors with periodic reports of amounts expended under the Distribution Plans and the purpose for which the expenditures were made.

     The Distribution Plans will continue in effect for so long as their continuance is specifically approved at least annually by the Board of Directors, including a majority of the Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Distribution Plans as the case may be (the "Independent Directors"). Any material amendment of the Distribution Plans would require the approval of the Board in the manner described above. A Distribution Plan may not be amended to increase materially the amount to be spent thereunder without the approval of the holders of a majority of the relevant class of Shares. A Distribution Plan may be terminated at any time, without penalty, by the vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the relevant class.

CUSTODIAN

     UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64141-6226, serves as custodian of the Fund. Under the Custody Agreement, the Bank has agreed to: (i) maintain a separate account or accounts in the name of the Fund; (ii) receive, hold and deliver portfolio securities for the account of the Fund; (iii) collect and receive all income and other payments and distributions on account of the Fund's portfolio securities; (iv) disburse funds to purchase portfolio securities, pay dividends and expenses and for other corporate purposes; and (v) make periodic reports to the Board of Directors concerning the Fund's operations.

TRANSFER AND DIVIDEND PAYING AGENT/ACCOUNTING AGENT

     First Data Investor Services Group, Inc., 3200 Horizon Drive, PO Box 61503, King of Prussia, Pennsylvania 19406, (800) 441-6580, serves as transfer and dividend paying agent and accounting agent for the Fund pursuant to a Investment Company Services Agreement.

                               PURCHASE OF SHARES
                      (APPLICABLE TO INVESTOR SHARES ONLY)

     The following information supplements and should be read in conjunction with the sections in the Fund's Investor Shares Prospectus entitled "PURCHASE OF SHARES." The scale of sales loads applies to the purchases of Investor Shares made by any "purchaser," which term includes an individual and/or spouse purchase securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account trust estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under
Section 401 of the Internal Revenue Code or 1986, as amended (the "Code")) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k) and 457 of the
Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means with result in economy of sales effort or expense.

     Set forth below is an example of the method of computing the offering price of the Investor Shares. The example assumes a purchase of Investor Shares aggregating less than $50,000 subject to the current schedule of sales charges set forth in the Fund's prospectus at a price based upon the initial net asset value of the Fund's Investor Shares:


-------------------------------------------------------------------------------
Net Asset Value per Share                                      $14.29
-------------------------------------------------------------------------------
Per Share Sales Charge--4 3/4% of offering price               $  .71
-------------------------------------------------------------------------------
Per Share Offering Price to the Public                         $15.00
-------------------------------------------------------------------------------

                              REDEMPTION OF SHARES

     Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit.

                             PORTFOLIO TRANSACTIONS

     The Investment Advisor, with respect to short-term investments of the Fund, and the sub-advisors, with respect to assets of the Fund allocated to such sub-advisors, are responsible for decisions to buy or sell securities and the selection of broker-dealers for the Fund subject to policies adopted by the Company's Board of Directors. Portfolio securities may be purchased directly from the issuer or from a dealer serving as market- maker or may be purchased in broker's transactions. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid. The price paid to or received from a dealer for a security may include a spread between bid and asked prices. When securities are purchased or sold in a broker's transaction, a commission will be paid.

     The Company's policy for placing orders for purchases and sales of securities for the Fund is to give primary consideration to obtaining the most favorable price and efficient execution of transactions. Sales of Fund shares is not a factor in allocating portfolio transactions.

     The Distributor or affiliates of sub-advisors of the Fund may effect brokerage transactions for the Fund when they are able to provide a net price and execution at least as favorable to the Fund as those determined to be available from unaffiliated brokers or dealers. The commissions paid to the Distributor or an affiliate of a sub-advisor on transactions for the Fund may not exceed those charged by the Distributor or such sub-advisor affiliate to comparable unaffiliated clients in similar transactions or the limits set forth in rules adopted by the SEC. The Board of Directors of the Company has adopted procedures intended to ensure compliance with these limitations. The procedures require that the Distributor and any affiliate of a sub-advisor report each transaction to the Fund and that the Board of Directors determine at least quarterly that all transactions effected by the Distributor or any such affiliate of a sub-advisor have been effected in accordance with the procedures.

     When comparable price and execution can be obtained from more than one broker or dealer, consideration may be given to placing portfolio transactions with those brokers or dealers who also furnish research and other services to the Fund, the Investment Advisor or a sub-advisor. These services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to investments, evaluations of portfolio securities, and research related computer software or hardware. These services may benefit the Investment Advisor and the sub-advisors in the management of accounts of other clients and may not benefit the Fund directly. While such services are useful and important in supplementing their own research, the Investment Advisor believes the value of such services is not determinable and does not significantly reduce expenses. The fees payable to the Investment Advisor will not be reduced by the value of such services.

     The Investment Advisor, the sub-advisors and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Fund may invest and may have relationships with the issuers of securities purchased by the Fund.

     Investment decisions for the Fund are made independently from those for other accounts advised by the Investment Advisor and the sub-advisors.

     Other accounts of the Investment Advisor and the sub-advisors may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another account, the transaction will be averaged as to price, and available instruments allocated as to amount, in a manner believed to be equitable to the Fund and the other account. In some instances, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the securities to be sold or purchased for the Fund may be aggregated with those to be sold or purchased for the other accounts in order to obtain best execution.

                                    TAXATION

     The following discussion reflects certain applicable tax laws as of the date of this Statement of Additional Information. For additional tax information see "TAXATION" in the Fund's Prospectus.

TAXATION OF THE FUND

     The Fund intends to elect and intends to qualify each year to be treated as a regulated investment company for federal income tax purposes in accordance with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, the Fund (see "OTHER INFORMATION--Capital Stock" in the Prospectus) must, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of stock or securities and certain other sources and (b) diversify its holdings so that at the end of each fiscal quarter (i) at least 50% of the value of its assets is represented by cash or cash items, U.S. government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the value of its assets nor more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which it controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

     If the Fund qualifies as a regulated investment company and distributes to its stockholders at least 90% of its investment company taxable income, then the Fund will not be subject to federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income. See "TAXATION--Taxation of the Fund" in the Prospectus. In addition, the Fund will be subject to a nondeductible 4% excise tax on the amount by which the Fund's distributed amount in any calendar year is less than the sum of: (a) 98% of such Fund's ordinary income for such calendar year; (b) 98% of such Fund's capital gain net income for the one-year period ending on October 31 of that year; and (c) 100% of any prior year underdistributions. The Fund may retain its net capital gain and pay corporate income tax thereon and elect to include all or a portion of its undistributed net capital gain in the income of its stockholders of record on the last day of the taxable year. In such event, each stockholder of record on the last day of the Fund's taxable year would be required to include in income for tax purposes his or her proportionate share of the Fund's undistributed net capital gain. Each stockholder would be entitled to credit his or her proportionate share of the tax paid by the Fund against his or her federal income tax liabilities and to claim refunds to the extent that the credit exceeds such liabilities. In addition, the stockholder would be entitled to increase the basis of his or her shares for federal income tax purposes by the difference between the amount of the includible gain and the tax deemed paid in respect of such shares.

     Any capital losses resulting from the disposition of securities can only be used to offset capital gains and cannot be used to reduce the Fund's ordinary income. Such capital losses may be carried forward by the Fund for eight years.

     The Fund's taxable income will in part be determined on the basis of reports made to the Fund by the issuers of the securities in which the Fund invests. The tax treatment of certain securities in which the Fund may invest is not free from doubt and it is possible that an Internal Revenue Service examination of the issuers of such securities or of the Fund could result in adjustments to the income of the Fund.

TAXATION OF STOCKHOLDERS

     Dividends (other than capital gain dividends) distributed by the Fund may be eligible for the dividends received deduction in the hands of corporate stockholders, to the extent that the Fund's taxable income consists of dividends received from domestic corporations and certain other requirements as generally described in Section 854 of the Code are met.

     Dividends and other distributions by the Fund are generally taxable to the stockholders at the time the dividend or distribution is made. However, any dividends declared by the Fund in October, November or December and made payable to stockholders of record in such months but actually paid in the following January will be taxable to stockholders as of December 31.

     If a stockholder purchases shares of the Fund immediately prior to a dividend, the dividend received by the stockholder will be taxable even though it represents economically in whole or in part a return of the purchase price. Investors should consider the tax implications of buying shares shortly prior to a dividend distribution.

     The Fund will, within 60 days after the close of its taxable year, send written notices to stockholders regarding the tax status of all distributions made during the year. The foregoing discussion is a summary of some of the current federal income tax laws regarding the Fund and investors in the shares of the Fund, and does not deal with all of the federal income tax consequences applicable to the Fund or to all categories of investors, some of which may be subject to special rules. Prospective investors should consult their own tax advisers regarding the federal, state, local, foreign and other tax consequences to them of investments in the Fund.

     For additional information on taxation, see "TAXATION" in the Fund's Prospectus.

                                 CAPITAL STOCK

     For additional information as to the organization and capital stock of the Company, see "OTHER INFORMATION" in the Prospectus.

     As used in the Prospectus and this Statement of Additional Information, the term "majority," when referring to the approvals to be obtained from stockholders in connection with matters affecting the Company as a whole means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the Company's outstanding shares. The term "majority," when referring to the approvals to be obtained from stockholders in connection with matters affecting only the Fund (for example, approval of an investment advisory contract), means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Fund. Stockholders are entitled to one vote for each full share held and a fractional vote for fractional shares held.

     Each share of the Fund is entitled to such dividends and distributions out of the assets belonging to the Fund as are declared in the discretion of the Company's Board of Directors. In determining the Fund's net asset value, the Fund is charged with the direct expenses of the Fund and with a share of the general expenses and liabilities of the Company, which are normally allocated in proportion to the relative asset values of the respective Series at the time of allocation.

     In the event of the liquidation or dissolution of the Company, shares of the Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a proportionate distribution, based upon the relative net assets of the various Series, of any general assets not attributable to a particular series that are available for distribution.

     Subject to the provisions of the Company's charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets of the Company, with respect to a Series are conclusive.

     Stockholders of the Company are not entitled to any preemptive or conversion rights.

                            PERFORMANCE INFORMATION

     The performance of the Fund may be compared to the record of the Standard & Poor's Corporation 500 Stock Index ("S&P 500 Stock Index"), the Nasdaq Composite Index, the Russell 2000 Index, the Wilshire 5000 Equity Index, the DEM Index, the DEM Universe of companies and returns quoted by Ibbotson Associates. The S&P 500 Stock Index is a well known measure of the price performance of 500 leading larger domestic stocks which represents approximately 80% of the market capitalization of the United States equity market. In comparison, the Nasdaq National Market System is comprised of all stocks on Nasdaq's National Market System. The Nasdaq Composite Index has typically included smaller, less mature companies representing 10% to 15% of the capitalization of the entire domestic equity market. Both indices are unmanaged and capitalization weighted. In general, the securities comprising the Nasdaq Composite Index are more growth oriented and have a somewhat higher "beta" and P/E ratio than those in the S&P 500 Stock Index. The Russell 2000 Index is a capitalization weighted index which measures total return (and includes in such calculation dividend income and price appreciation). The Russell 2000 is generally regarded as a measure of small capitalization performance. It is a subset of the Russell 3000 Index. The Russell 3000 is comprised of the 3000 largest U.S. companies. The Russell 2000 is comprised of the smallest 2000 companies in the Russell 3000 Index. The Wilshire 5000 Index is a broad measure of market performance and represents the total dollar value of all common stocks in the United States for which daily pricing information is available. This index is also capitalization weighted and captures total return. The DEM Universe is a growing list of companies identified by the Investment Advisor that are controlled by African Americans, Asian Americans, Hispanic Americans or women. The DEM Index was created by the Investment Advisor and is comprised of 30 companies from the DEM Universe that reflect the market capitalization and industry classification characteristics of the DEM Universe. The DEM Index is weighted by market capitalization and is intended as a performance measure of the DEM Universe. The small company stock returns quoted by Ibbotson Associates are based upon the smallest quintile of the New York Stock Exchange, as well as similar capitalization stocks on the American Stock Exchange and Nasdaq. This data base is unmanaged and capitalization weighted.

     The total returns for all indices used show the changes in prices for the stocks in each index. However, only the performance data for the S&P 500 Stock Index and the Ibbotson Associates performance data assume reinvestment of all capital gains distributions and dividends paid by the stocks in each data base. Tax consequences are not included in such illustrations, nor are brokerage or other fees or expenses reflected in the Nasdaq Composite or S&P 500 Stock figures. In addition, the Fund's total return or performance may be compared to the performance of other funds or other groups of funds that are followed by Morningstar, Inc. a widely used independent research firm which ranks funds by overall performance, investment objectives and asset size. Morningstar proprietary ratings reflect risk-adjusted performance.
The ratings are subject to change every month. Morningstar's ratings are calculated from a fund's three-year and five-year average annual returns with appropriate sales charge adjustments and a risk factor that reflects fund performance relative to three-month Treasury bill monthly returns. Ten percent of the funds in an asset class receive a five star rating. The Fund's total return or performance may also be compared to the performance of other funds or groups of funds by other financial or business publications, such as Business Week, Investors Daily, Mutual Fund Forecaster, Money Magazine, Wall Street Journal, New York Times, Baron's, and Lipper Analytical Services. The Fund's performance may also be compared, from time to time, to (a) indices of stocks comparable to those in which the Fund invests and (b) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in the Fund.

ADDITIONAL PERFORMANCE INFORMATION FOR THE FUND

     The Fund may reflect its total return in advertisements and stockholder reports. Total investment return is one recognized method of measuring investment company investment performance. Quotations of average annual total return will be shown in terms of the average annual compounded rate or return on a hypothetical investment in the Fund over a period of 1 year, 5 years and over the life of the Fund. This method of calculating total return is based on the assumption that, all dividends and distributions by the Fund are reinvested in shares of the Fund at net asset value and all recurring fees are included for applicable periods. Total return may also be expressed in terms of the cumulative value of an investment in the Fund at the end of a defined period of time. Any fees charged by banks or their institutional investors directly to their customer accounts in connection with investments in Investor Shares will not be included in the Fund's calculations of total returns.

     All data is based on the Fund's past investment results and does not predict future performance. Investment performance, which may vary, is based on many factors, including market conditions, the composition of the investments in the Fund, and the Fund's operating expenses. Investment performance also often reflects the risk associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund to other mutual funds and other investment vehicles.

                             COUNSEL TO THE COMPANY

     The validity of the Fund's shares will be passed upon for the Company by Venable, Baetjer and Howard, LLP, Baltimore, Maryland. Venable, Baetjer and Howard, LLP also acts as counsel to the Investment Advisor and the Distributor.

                              INDEPENDENT AUDITORS

          Ernst & Young LLP, One North Charles Street, Baltimore, Maryland 21201, serves as the Company's independent auditors. Ernst & Young LLP will provide audit services, tax advice and assistance in connection with filings with the SEC.

                                FINANCIAL STATEMENTS

                           DEM MULTI-MANAGER EQUITY FUND

COMPOSITE STATEMENT OF ASSETS AND LIABILITIES - September 30, 1998
--------------------------------------------------------------------------------

     ASSETS:
     Cash                                                                    $29
                                                                           -----

     Total assets                                                            $29
                                                                           -----


     LIABILITIES:                                                             $0
                                                                           -----

     Total liabilities                                                        $0
                                                                           -----

     NET ASSETS - equivalent to $14.28 per share on
          2 shares of Common Stock outstanding                             $  29
                                                                           -----
                                                                           -----

     SUMMARY OF STOCKHOLDERS' EQUITY
          Common Stock, par value $.001 per share; authorized
            10,000,000,000 shares; issued and outstanding
            2 shares                                                          $0
          Capital paid-in                                                    $29
                                                                           -----

     Net assets applicable to outstanding common stock                     $  29
                                                                           -----
                                                                           -----

                             PART C.  OTHER INFORMATION

Item 24.  Financial Statement and Exhibits.

     (a)  Financial Statements:
          Part A:  None
          Part B: Composite Statement of Assets and Liabilities--September 30, 1998
          Part C:  None
          See Registrant's 1997 Annual Report to Stockholders previously filed.

     (b)  Exhibits:

          Exhibit
          Number         Description

          1(A)   Articles of Incorporation of the Registrant(1)

          1(B)   Articles Supplementary of the Registrant dated July 28,
                 1997(2)

          1(C)   Articles of Amendment of the Registrant dated February 12,
                 1998(3)

          1(D)   Articles Supplementary of the Registrant dated February 12,
                 1998(3)

          1(E)   Articles Supplementary of the Registrant dated February 12,
                 1998(3)

          1(F)   Articles Supplementary of the Registrant dated May 8, 1998(4)

          1(G)   Articles of Amendment of the Registrant dated May 11, 1998(4)

          1(H)   Articles Supplementary of the Registrant dated June 1, 1998(1)

          2      Amended and Restated Bylaws of the Registrant dated July 18,
                 1997(2)

          4(A)   Form of Stock Certificate (The Chapman U.S. Treasury Money
                 Fund)(1)

          4(B) Form of Stock Certificate (The Chapman Institutional Cash Management Fund)(1)

          4(C)   Form of Stock Certificate (DEM Equity Fund, Investor Class)(1)

          4(D)   Form of Stock Certificate (DEM Equity Fund, Institutional
                 Class)(1)

          4(E)   Form of Stock Certificate (DEM Index Fund, Investor Class)(1)

          4(F)   Form of Stock Certificate (DEM Index Fund, Institutional
                 Class)(1)

          4(G) Form of Stock Certificate (DEM Fixed Income Fund, Investor Class)(1)

          4(H) Form of Stock Certificate (DEM Fixed Income Fund, Institutional Class)(1)

          4(I) Form of Stock Certificate (DEM Fixed Income Fund, Investor Class)(5)

          4(J) Form of Stock Certificate (DEM Fixed Income Fund, Institutional Class)(5)

          5(A) Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management (The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund)(2)

          5(B) Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. (DEM Equity
                 Fund)(3)

          5(C) Amendment to Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. (The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund)(3)

          5(D) Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. (DEM Index
                 Fund)(4)

          5(E) Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. (DEM Fixed Income Fund)(1)

          5(F) Form of Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. (DEM Multi-Manager Equity Fund)(5)

          5(G) Form of Advisory Agreement between the Registrant and Sub-advisors (DEM Multi-Manager Equity Fund)(5)

          6(A) Distribution Agreement between the Registrant and The Chapman Co. (The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund)(2)

          6(B) Distribution Agreement between the Registrant and The Chapman Co. (DEM Equity Fund)(3)

          6(C) Amendment to Distribution Agreement between the Registrant and The Chapman Co. (The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund)(3)

          6(D) Distribution Agreement between the Registrant and The Chapman Co. (DEM Index Fund)(4)

          6(E) Distribution Agreement between the Registrant and The Chapman Co. (DEM Fixed Income Fund)(1)

          6(E) Distribution Agreement between the Registrant and The Chapman Co. (DEM Multi-Manager Equity Fund)(5)

          8(A)   Custody Agreement between the Registrant and UMB Bank, N.A.(1)

          8(B) Investment Company Services Agreement between the Registrant and First Data Investor Services Group (formerly FPS Services, Inc.) (The Chapman US Treasury Money Fund and DEM Equity
                 Fund)(2)

          8(C) Amendment to Investment Company Services Agreement between the Registrant and First Data Investor Services Group (formerly FPS Services, Inc.)(1)

          9(A) Stockholder Services Agreement between the Registrant and Chapman Capital Management, Inc. (The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management
                 Fund)(1)

          10     Opinion and consent of Venable, Baetjer and Howard,
                 LLP(5)

          15(A)  Distribution Plan (DEM Equity Fund Investor Shares)(3)

          15(B)  Distribution Plan (DEM Equity Fund Institutional Shares)(3)

          15(C)  Distribution Plan (DEM Index Fund Investor Shares)(4)

          15(D)  Distribution Plan (DEM Index Fund Institutional Shares)(4)

          15(E)  Distribution Plan (DEM Fixed Income Fund Investor Shares)(1)

          15(F)  Distribution Plan (DEM Fixed Income Fund Institutional
                 Shares)(1)

          15(G) Distribution Plan (DEM Multi-Manager Equity Fund Investor Shares)(5)

          15(H) Distribution Plan (DEM Multi-Manager Equity Fund Institutional Shares)(5)

          18(A)  Multiple Class Plan (DEM Equity Fund)(2)

          18(B)  Multiple Class Plan (DEM Index Fund)(4)

          18(C)  Multiple Class Plan (DEM Fixed Income Fund)(1)

          18(D)  Multiple Class Plan (DEM Multi-Manager Equity Fund)(5)

          99.1   Power of Attorney(6)

          99.2   Power of Attorney(5)

(1) Incorporated by reference from Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on June 12, 1998.

(2) Incorporated by reference from Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on August 7, 1997.

(3) Incorporated by reference from Amendment 15 to Registrant's Registration Statement on Form N-1A (File Nos. 33-25716; 811-5697) as filed with the Securities and Exchange Commission on March 2, 1998.

(4) Incorporated by reference from Amendment 16 to Registrant's Registration Statement on Form N-1A (File Nos. 33-25716; 811-5697) as filed with the Securities and Exchange Commission on May 29, 1998.

(5)  Filed herewith.

(6) Incorporated by reference from Post-Effective Amendment 12 to the Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on February 28, 1997.

Item 25. Persons Controlled by or under Common Control with the Registrant.

None.

Item 26.  Number of Holders of Securities.

                                                               Number of Record
     On September 30, 1998    Title of Class                       Holders
                              The Chapman US
                              Treasury Money Fund                     25
                              Common Stock

                              The Chapman
                              Institutional Cash
                              Management Fund                          0
                              Common Stock

                              DEM Equity Fund
                              Institutional Shares                     2

                              DEM Equity Fund
                              Investor Shares                         83

                              DEM Index Fund                           1
                              Institutional Shares

                              DEM Index Fund                           1
                              Investor Shares

                              DEM Fixed Income Fund                    1
                              Institutional Shares

                              DEM Fixed Income Fund                    1
                              Investor Shares

                              DEM Multi-Manager Equity Fund            1
                              Institutional Shares

                              DEM Multi-Manager Equity Fund            1
                              Investor Shares

Item 27.  Indemnification.

Reference is made to Article VII of the Registrant's Articles of Incorporation,
Article IV of the Registrant's By-laws, Section 7 of the Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. and Section 4 of the Distribution Agreement between the Registrant and the Distributor, which provide for indemnification or limitation of the liability of Directors and officers, the Investment Advisor, the principal underwriter and affiliates of the Registrant.

The Registrant has obtained director's and officer's liability insurance which will insure Directors and officers of the Registrant against liability to the Registrant and its stockholders.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Advisor.



         Name and
Principal Business Address   Position with Investment Advisor            Other Business
---------------------------------------------------------------------------------------------------
Nathan A. Chapman, Jr.       Director and President               President and Director of The
401 E. Pratt St.                                                  Chapman Co since 1986 and
28th Floor                                                        Chapman Capital Management, Inc.
Baltimore, MD 21202                                               since 1988.  President and
                                                                  Director of DEM, Inc. (a closed-
                                                                  end investment company managed
                                                                  by the Investment Advisor) since
                                                                  1995.  President and Director of
                                                                  Chapman Holdings, Inc. since
                                                                  1997 and Chapman Capital
                                                                  Management Holdings, Inc. since
                                                                  1998.
M. Lynn Ballard              Treasurer and Assistant Secretary    Controller since 1988 and
401 E. Pratt Street                                               Treasurer and Assistant
28th Floor                                                        Secretary since 1997 of The
Baltimore, Maryland 21202                                         Chapman Co.  Treasurer since
                                                                  1990, Controller since 1995 and
                                                                  Assistant Secretary since 1997
                                                                  of Chapman Capital Management,
                                                                  Inc.  Treasurer and Assistant
                                                                  Secretary of DEM, Inc.
                                                                  Controller, Treasurer and
                                                                  Assistant Secretary of Chapman
                                                                  Holdings, Inc. since 1997 and
                                                                  Chapman Capital Management
                                                                  Holdings, Inc. since 1998.
Earl U. Bravo                Secretary and Assistant Treasurer    Secretary and Assistant
401 E. Pratt Street                                               Treasurer since 1997 of The
28th Floor                                                        Chapman Co.  Vice President,
Baltimore, MD 21202                                               Secretary and Assistant
                                                                  Treasurer of DEM, Inc. since
                                                                  1995. Senior Vice President,
                                                                  Secretary, Assistant Treasurer
                                                                  and Director of Chapman
                                                                  Holdings, Inc. since 1997.  Vice
                                                                  President, Secretary, Assistant
                                                                  Treasurer and Director of
                                                                  Chapman Capital Management
                                                                  Holdings, Inc. since 1998.

Item 29. Principal Underwriter.

     (a) The Chapman Co. currently acts as principal underwriter and exclusive distributor for DEM, Inc.

     (b)  Directors and Officers

                               POSITIONS AND OFFICES


          Name and                              With                                  With
 Principal Business Address                  Underwriter                           Registrant
----------------------------------------------------------------------------------------------------------
Nathan A. Chapman, Jr.            Director and President                 Director and President
The Chapman Co.
401 East Pratt Street
28th Floor
Baltimore, MD 21202

Earl U. Bravo, Sr.                Senior Vice President, Secretary and   Secretary and Assistant Treasurer
The Chapman Co.                   Assistant Treasurer
401 East Pratt Street
28th Floor
Baltimore, Maryland 21202

M. Lynn Ballard                   Treasurer and Assistant Secretary      Treasurer and Assistant Secretary
The Chapman Co.
401 East Pratt Street
28th Floor
Baltimore, Maryland 21202


     (c)  Not applicable.

Item 30. Location of Accounts and Records.

          All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of Chapman Capital Management, Inc., World Trade Center--Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202 or at the offices of First Data Investor Services Group, 3200 Horizon Drive, PO Box 61503, King of Prussia, Pennsylvania 19406.

Item 31. Management Services.

Not applicable.

Item 32. Undertakings.

Not applicable.

                                      SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this post-effective amendment No. 16 and amendment No. 18 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland, on September 30, 1998.

                              THE CHAPMAN FUNDS, INC.


                              By:  /S/ NATHAN A. CHAPMAN JR.
                                 -----------------------------
                                   Nathan A. Chapman, Jr.
                                   President

          Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment No. 16 to Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                     Title                         Date




/S/ NATHAN A. CHAPMAN, JR.    Director and President        September 30, 1998
--------------------------    (principal executive
Nathan A. Chapman, Jr.        officer)


/S/ M. LYNN BALLARD           Treasurer (principal          September 30, 1998
--------------------------    financial and
M. Lynn Ballard               accounting officer)


Each of the Directors:
     Nathan A. Chapman, Jr., Lottie H. Shackelford, Dr. Levi Watkins, Jr., James
B. Lewis, Ronald A. White, Dr. Benjamin Hooks, David Rivers, and Wilfred
Marshall.


     By:  /S/ NATHAN A. CHAPMAN, JR.              September 30, 1998
          --------------------------
          Nathan A. Chapman, Jr.
          as Attorney-in-Fact

                                   EXHIBIT INDEX


 4(I)         Form of Stock Certificate (DEM Multi-Manager Equity Fund,
              Investor Class)

 4(J)         Form of Stock Certificate (DEM Multi-Manager Equity Fund,
              Institutional Class)

 5(F)         Form of Advisory and Administrative Services Agreement between the
              Registrant and Chapman Capital Management, Inc. (DEM Multi-
              Manager Equity Fund)

 5(G) Form of sub-Advisory Agreement between the Registrant and Sub-advisors (DEM Multi-Manager Equity Fund)

 6(E)         Distribution Agreement between the Registrant and The Chapman Co.
              (DEM Multi-Manager Equity Fund)

 10           Opinion and consent of Venable, Baetjer and Howard, LLP

 15(G)        Distribution Plan (DEM Multi-Manager Equity Fund Investor Shares)

 15(H)        Distribution Plan (DEM Multi-Manager Equity Fund Institutional
              Shares)

 18(D)        Multiple Class Plan (DEM Multi-Manager Equity Fund)

 99.2         Power of Attorney